1933 Act No. 333-36033
                                                       1940 Act No. 811-08367


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 5                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 6                                                        [X]


                          EVERGREEN MUNICIPAL TRUST
              (As successor to certain series of The Virtus Funds)
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)
[ ]  75 days after filing pursuant to paragraph (a)(ii)
[ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

     Pursuant to Rule 414 under the Securities Act of 1933, by this amendment to Registration Statement No. 33-36451/811-6158 on Form N-1A of The Virtus Funds, a Massachusetts business trust, the Registrant hereby adopts the Registration Statement of such trust with respect to the The Maryland Municipal Bond Fund series thereof under the Securities Act of 1933 and the notification of registration and Registration Statement of such trust under the Investment Company Act of 1940.

                            EVERGREEN MUNICIPAL TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 5
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 5 to Registrant's Registration Statement No. 333-36033/811-08367 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

  Prospectuses for Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen
   North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond
      Fund, and Evergreen Virginia Municipal Bond Fund is contained herein.

 Prospectuses for Evergreen Californa Tax Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund,
  Evergreen Pennsylvania Tax Free Fund, Evergreen High Grade Tax Free Fund, and
     Evergreen Short-Intermediate Municipal Fund contained in Post-Effective Amendment No. 2 to Registration Statement No. 333-36033/811--8367 filed on
             December 18, 1997 is incorporated by reference herein.

  Prospectuses for Evergreen Connecticut Municipal Bond Fund and Evergreen Tax Free Fund contained in Pre-Effective Amendment No. 2 to Registration Statement
              No. 333-36033/811--8367 filed on November 10, 1997 is
                        incorporated by reference herein.

                                     PART B
                                     ------

   Statement of Additional Information Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal
    Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, and Evergreen Virginia Municipal Bond Fund
                              is contained herein.

   Statement of Additional Information for Evergreen Californa Tax Free Fund,
    Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund,
 Evergreen High Grade Tax Free Fund, and Evergreen Short-Intermediate Municipal
   Fund contained in Post-Effective Amendment No. 2 to Registration Statement No. 333-36033/811--8367 filed on December 18, 1997 is incorporated by reference herein.

  Statement of Additional Information for Evergreen Connecticut Municipal Bond Fund and Evergreen Tax Free Fund contained in Pre-Effective Amendment No. 2 to
  Registration Statement No. 333-36033/811--8367 filed on November 10, 1997 is incorporated by reference herein.

                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                            EVERGREEN MUNICIPAL TRUST

     The Registrant hereby incorporates by reference the cross reference sheet filed pursuant to Rule 481(a) under the Securities Act of 1933 included in the Registration Statement on Form N-1A of The Virtus Funds relating to The Maryland Municipal Bond Fund, and the current prospectuses and statement of additional information, as supplemented, of The Maryland Municipal Bond Fund included in the Registration Statement on Form N-1A of The Virtus Funds.

                          EVERGREEN MUNICIPAL TRUST

                                     PART A

                                  PROSPECTUSES

  ---------------------------------------------------------------------------
  PROSPECTUS                                                    March 1, 1998
  ---------------------------------------------------------------------------
                                          [EVERGREEN FUNDS LOGO APPEARS HERE]

  EVERGREENSM SOUTHERN STATE MUNICIPAL BOND FUNDS
  ---------------------------------------------------------------------------
  EVERGREEN FLORIDA MUNICIPAL BOND FUND (CLASS A, B AND C SHARES)
  EVERGREEN GEORGIA MUNICIPAL BOND FUND (CLASS A, B AND C SHARES)
  EVERGREEN MARYLAND MUNICIPAL BOND FUND (CLASS A AND B SHARES)
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND (CLASS A AND B SHARES)
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (CLASS A AND B SHARES)
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND (CLASS A AND B SHARES)
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (CLASS A, B AND C SHARES)
       The Evergreen Southern State Municipal Bond Funds (the "Funds") are designed to provide investors with current income exempt from federal income tax and certain state income tax, consistent with the preservation of capital. This prospectus provides information regarding the Class A, Class B and, where applicable, Class C shares offered by the Funds. Each
  Fund is a nondiversified series of an open-end, management investment company (except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified). This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.
           A Statement of Additional Information ("SAI") for the Funds dated March 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.
  AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF, OR
  GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR
  OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
  TO THE CONTRARY IS A CRIMINAL OFFENSE.
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND WILL INVEST AT LEAST 65%
  OF THE VALUE OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES CONSISTING OF HIGH YIELD (I.E., HIGH RISK), MEDIUM, LOWER RATED AND UNRATED BONDS. SUCH SECURITIES ARE COMMONLY CALLED JUNK BONDS AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT AND, CONSEQUENTLY, SHARES OF THE EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND
  FUND ARE SPECULATIVE SECURITIES.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
                                                                          64939A

                               TABLE OF CONTENTS

EXPENSE INFORMATION                                         2
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS                                   11
         Investment Objectives and Policies                11
         Investment Practices and Restrictions             12
ORGANIZATION AND SERVICE PROVIDERS                         16
         Organization                                      16
         Service Providers                                 17
         Distribution Plans and Agreements                 18
PURCHASE AND REDEMPTION OF SHARES                          19
         How to Buy Shares                                 19
         How to Redeem Shares                              22
         Exchange Privilege                                23
         Shareholder Services                              24
         Banking Laws                                      25
OTHER INFORMATION                                          25
         Dividends, Distributions and Taxes                25
         General Information                               27

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
       The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES                                              Class A Shares    Class B Shares    Class C Shares
                                                                              ---------------   ---------------   ---------------
Maximum Sales Charge Imposed on Purchases                                        4.75%(1)            None              None
(as a % of offering price)
Maximum Contingent Deferred Sales Charge (as a % of original purchase price        None           5.00%(2)(3)        1.00%(2)
or redemption proceeds, whichever is lower)

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1.00% on amounts redeemed within one year after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Purchase and Redemption of Shares" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc.
       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each Fund (except EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND) actual annual operating expenses for the fiscal period ended August 31, 1997. For EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND the table shows estimated annual operating expenses for the fiscal period ending August 31, 1998. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. EACH FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by each Fund see "Organization and Service Providers."
EVERGREEN FLORIDA MUNICIPAL BOND FUND

                                                                                             EXAMPLES
                                                                      ------------------------------------------------------
                                                                           Assuming Redemption              Assuming no
                    ANNUAL OPERATING EXPENSES                               at End of Period                Redemption
                 -------------------------------                      -----------------------------    ---------------------
                 Class A     Class B     Class C                      Class A    Class B    Class C     Class B      Class C
                 -------     -------     -------                      -------    -------    -------    ----------    -------
Management
Fees              0.50%       0.50%       0.50%      After 1 Year       $57        $67        $27         $ 17         $17
12b-1 Fees(1)     0.25%       1.00%       1.00%      After 3 Years      $76        $83        $53         $ 53         $53
Other Expenses    0.19%       0.19%       0.19%
                 -------     -------     -------
Total             0.94%       1.69%       1.69%
                 =======     =======     =======

                                       2                                  64939A

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.00%               0.00%    After 1 Year           $  57      $  67        $ 17
12b-1 Fees(1)          0.25%               1.00%    After 3 Years          $  76      $  83        $ 53
Other Expenses         0.69%               0.69%    After 5 Years          $  97      $ 112        $ 92
                      -------             -------   After 10 Years         $ 157      $ 170        $170
Total                  0.94%               1.69%
                      =======             =======

EVERGREEN MARYLAND MUNICIPAL BOND FUND

                                                                                                  EXAMPLES
                                                                                  ----------------------------------------
                                                                                                                   Assuming
                        ANNUAL OPERATING EXPENSES                                      Assuming Redemption         no
                         (AFTER REIMBURSEMENTS)                                         at End of Period           Redemption
                      -----------------------------                               -----------------------------    -------
                      Class A    Class B    Class C                               Class A    Class B    Class C    Class B
                      -------    -------    -------                               -------    -------    -------    -------
Management Fees        0.75%      0.75%      0.75%              After 1 Year       $  61      $  72      $  32      $  22
12b-1 Fees             0.25%      1.00%      1.00%              After 3 Years      $  90      $  98      $  68      $  68
Other Expenses         0.41%      0.41%      0.41%              After 5 Years      $ 121      $ 136      $ 116      $ 116
                      -------    -------    -------             After 10 Years     $ 209      $ 221      $ 249      $ 221
Total                  1.41%      2.16%      2.16%
                      =======    =======    =======
                     Class C
                     -------
Management Fees       $  22
12b-1 Fees            $  68
Other Expenses        $ 116
Total                 $ 249

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                                                                               Assuming          Assuming
                                                                              Redemption            no
                       ANNUAL OPERATING EXPENSES                           at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.50%               0.50%    After 1 Year           $  58      $  69        $ 19
12b-1 Fees             0.25%               1.00%    After 3 Years          $  81      $  88        $ 58
Other Expenses         0.36%               0.36%    After 5 Years          $ 106      $ 121        $101
                      -------             -------   After 10 Years         $ 176      $ 189        $189
Total                  1.11%               1.86%
                      =======             =======

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.00%               0.00%    After 1 Year           $  57      $  68        $ 18
12b-1 Fees(1)          0.25%               1.00%    After 3 Years          $  77      $  84        $ 54
Other Expenses         0.73%               0.73%    After 5 Years          $  99      $ 114        $ 94
                      -------             -------   After 10 Years         $ 162      $ 175        $175
Total                  0.98%               1.73%
                      =======             =======

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.00%               0.00%    After 1 Year           $  58      $  68        $ 18
12b-1 Fees(1)          0.25%               1.00%    After 3 Years          $  79      $  86        $ 56
Other Expenses         0.78%               0.79%    After 5 Years          $ 102      $ 117        $ 97
                      -------             -------   After 10 Years         $ 167      $ 181        $181
Total                  1.03%               1.79%
                      =======             =======

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                                                                                                     EXAMPLES
                                                                                ---------------------------------------------------
                   ANNUAL OPERATING EXPENSES(2)                                      Assuming Redemption            Assuming no
                      (AFTER REIMBURSEMENTS)                                          at End of Period               Redemption
                  -------------------------------                               -----------------------------    ------------------
                  Class A     Class B     Class C                               Class A    Class B    Class C    Class B    Class C
                  -------     -------     -------                               -------    -------    -------    -------    -------
Management
Fees               0.36%       0.36%       0.36%              After 1 Year       $  56      $  67      $  27      $  17      $  17
12b-1 Fees(1)      0.25%       1.00%       1.00%              After 3 Years      $  74      $  81      $  51      $  51      $  51
Other                                                         After 5 Years      $  94      $ 109      $  89      $  89      $  89
Expenses           0.27%       0.27%       0.27%              After 10 Years     $ 151      $ 163      $ 193      $ 163      $ 193
                  -------     -------     ------
Total              0.88%       1.63%       1.63%
                  =======     =======     =======

                                       3                                  64939A

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.25% of average net assets. For Class B shares, a portion of the 12b-1 fees equivalent to 0.25% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").
(2) First Union National Bank ("FUNB") has agreed to reimburse each Fund below to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed and/or waived certain other expenses and/or management fees of the Funds. Absent such reimbursements and/or waivers, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                                         OTHER EXPENSES     TOTAL FUND OPERATING
                                                                                        (WITHOUT WAIVERS     EXPENSES (WITHOUT
                                                                    MANAGEMENT FEES          AND/OR            WAIVERS AND/OR
                              FUND                                  (WITHOUT WAIVER)     REIMBURSEMENT)        REIMBURSEMENT)
                              -----                                 ----------------    ----------------    --------------------
Evergreen Georgia Municipal Bond Fund
  Class A........................................................           0.50%              1.08%                 1.83%
  Class B........................................................           0.50%              1.08%                 2.58%
Evergreen South Carolina Municipal Bond Fund
  Class A........................................................           0.50%              1.41%                 2.16%
  Class B........................................................           0.50%              1.41%                 2.91%
Evergreen Virginia Municipal Bond Fund
  Class A........................................................           0.50%              1.09%                 1.84%
  Class B........................................................           0.50%              1.09%                 2.59%
Evergreen Florida High Income Municipal Bond Fund
  Class A........................................................           0.60%                --                  1.12%
  Class B........................................................           0.60%                --                  1.87%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
       KPMG Peat Marwick LLP, independent auditors of the Funds, has audited the following tables for each Fund other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND. (Class C shares of EVERGREEN FLORIDA MUNICIPAL BOND FUND were not offered until January 20, 1998. Therefore, no financial highlights are currently available for those shares.) Price Waterhouse LLP, the Fund's independent auditors, has audited the following tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each period from May 1, 1995 through August 31, 1997. The Fund's prior auditors audited the information for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the other periods. (EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND began offering Class C shares as of the date of this prospectus. Therefore, no financial highlights are currently available.) Deloitte & Touche LLP, the Fund's prior independent auditors, has audited the following tables for EVERGREEN MARYLAND MUNICIPAL BOND FUND. (As of the date of this prospectus, Class B and Class C shares of EVERGREEN MARYLAND MUNICIPAL BOND FUND have not been offered. Therefore, no financial highlights are currently available for those shares.) The Funds' Annual Reports, which are incorporated by reference, include the report of Deloitte & Touche LLP, KPMG Peat Marwick LLP and Price Waterhouse LLP, as the case may be, for each of the periods presented. You may obtain from the Funds free of charge copies of their Annual Reports, which contain the Funds' financial statements, related notes and additional performance information. EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                              YEAR ENDED
                                                              AUGUST 31,             FOUR MONTHS           YEAR ENDED APRIL 30,
                                                         --------------------           ENDED            -------------------------
                                                           1997        1996      AUGUST 31, 1995 (C)*    1995(C)          1994(C)
                                                         --------    --------    --------------------    --------         --------
PER SHARE DATA:
Net asset value beginning of year.....................      $9.70       $9.74             $9.61             $9.52            $9.95
                                                         --------    --------    --------------------    --------         --------
Income from investment operations:
Net investment income.................................       0.51        0.54              0.19              0.54             0.56
Net realized and unrealized gain (loss) on
  investments.........................................       0.35       (0.04)             0.22              0.11            (0.36)
                                                         --------    --------    --------------------    --------         --------
  Total from investment operations....................       0.86        0.50              0.41              0.65             0.20
                                                         --------    --------    --------------------    --------         --------
Less distributions from:
  Net investment income...............................      (0.52)      (0.54)            (0.19)            (0.54)           (0.56)
  Distributions in excess of net investment income....          0           0             (0.03)                0                0
  Net realized gains on investments...................      (0.06)          0             (0.06)            (0.02)           (0.07)
  Paid-in capital.....................................          0           0                 0                 0                0
                                                         --------    --------    --------------------    --------         --------
  Total distributions.................................      (0.58)      (0.54)            (0.28)            (0.56)           (0.63)
                                                         --------    --------    --------------------    --------         --------
  Net asset value end of year.........................      $9.98       $9.70             $9.74             $9.61            $9.52
                                                         ========    ========    ====================    ========         ========
TOTAL RETURN (B)......................................       9.06%       5.15%             4.20%             7.05%            1.87%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses......................................       0.74%       0.63%             0.82%(a)          0.61%            0.56%
  Total expenses excluding indirectly paid expenses...       0.74%         --                --                --               --
  Total expenses excluding waivers and
    reimbursements....................................       0.91%       0.95%             1.05%(a)            --               --
  Net investment income...............................       5.22%       5.46%             4.89%(a)          5.73%            5.37%
Portfolio turnover rate...............................         41%         30%               29%               53%              32%
Net assets end of year (thousands)....................   $105,673    $115,723          $136,449          $168,542         $199,612

                                       4                                  64939A

                                                                                                                 MAY 11, 1988
                                                                                                               (COMMENCEMENT OF
                                                                                                                    CLASS
                                                                                                                 OPERATIONS)
                                                                            YEAR ENDED APRIL 30,                   THROUGH
                                                                 ------------------------------------------       APRIL 30,
                                                                 1993(C)     1992(C)     1991(C)    1990(C)        1989(C)
                                                                 --------    --------    -------    -------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............................      $9.35       $9.21      $8.80     $9.09           $8.82
                                                                 --------    --------    -------    -------        -------
Income from investment operations:
Net investment income.........................................       0.56        0.61       0.66      0.58            0.47
Net realized and unrealized gain (loss) on investments........       0.67        0.22       0.43     (0.24 )          0.22
                                                                 --------    --------    -------    -------        -------
  Total from investment operations............................       1.23        0.83       1.09      0.34            0.69
                                                                 --------    --------    -------    -------        -------
Less distributions from:
  Net investment income.......................................      (0.56)      (0.61)     (0.68)    (0.59 )         (0.42)
  Distributions in excess of net investment income............          0           0          0         0               0
  Net realized gains on investments...........................      (0.07)      (0.04)         0     (0.04 )             0
  Paid-in capital.............................................          0       (0.04)         0         0               0
                                                                 --------    --------    -------    -------        -------
  Total distributions.........................................      (0.63)      (0.69)     (0.68)    (0.63 )         (0.42)
                                                                 --------    --------    -------    -------        -------
  Net asset value end of year.................................      $9.95       $9.35      $9.21     $8.80           $9.09
                                                                 ========    ========    =======    =======        =======
TOTAL RETURN (B)..............................................      13.63%       9.30%     12.87%     3.74%           9.16%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................................       0.58%       0.41%      0.10%     0.10%           0.30%(a)
  Total expenses excluding indirectly paid expenses...........         --          --         --        --              --
  Total expenses excluding waivers and reimbursements.........         --        0.68%      0.88%     5.14%          20.40%(a)
  Net investment income.......................................       5.66%       6.12%      6.55%     6.15%           5.30%(a)
Portfolio turnover rate.......................................         24%         24%        66%       82%             30%
Net assets end of year (thousands)............................   $198,286    $147,996    $75,791    $7,286            $717

-------------
*  The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
(c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.
EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                               JUNE 30, 1995
                                                                                                              (COMMENCEMENT OF
                                                                                         YEAR ENDED                CLASS
                                                                                         AUGUST 31,             OPERATIONS)
                                                                                   -----------------------        THROUGH
                                                                                    1997            1996      AUGUST 31, 1995
                                                                                   -------         -------    ----------------
PER SHARE DATA:
Net asset value beginning of year...............................................     $9.70           $9.74           $9.67
                                                                                   -------         -------        --------
Income from investment operations:
Net investment income...........................................................      0.42            0.44            0.07
Net realized and unrealized gain (loss) on investments..........................      0.35           (0.04)           0.10
                                                                                   -------         -------        --------
  Total from investment operations..............................................      0.77            0.40            0.17
                                                                                   -------         -------        --------
Less distributions from:
  Net investment income.........................................................     (0.43)          (0.44)          (0.07)
  Net realized gains on investments.............................................     (0.06)              0           (0.03)
                                                                                   -------         -------        --------
  Total distributions...........................................................     (0.49)          (0.44)          (0.10)
                                                                                   -------         -------        --------
  Net asset value end of year...................................................     $9.98           $9.70           $9.74
                                                                                   =======         =======        ========
TOTAL RETURN (B)................................................................      8.06%           4.17%           1.49%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................................................      1.66%           1.56%           1.44%(a)
  Total expenses excluding indirectly paid expenses.............................      1.66%             --              --
  Total expenses excluding waivers and reimbursements...........................      1.84%           1.76%           1.64%(a)
  Net investment income.........................................................      4.29%           4.52%           3.22%(a)
Portfolio turnover rate.........................................................        41%             30%             29%
Net assets end of year (thousands)..............................................   $31,281         $28,849         $27,351

-------------
(a) Annualized.
(b) Excluding applicable sales charges.
                                       5                                  64939A

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                                  JULY 2, 1993
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                      YEAR ENDED                                                  OPERATIONS)
                                                      AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                   ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                    1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                   ------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year...............    $9.57     $9.47          $8.74               $10.19              $10.00
                                                   ------    ------        -------              -------             -------
Income from investment operations:
Net investment income...........................     0.49      0.48           0.33                 0.48                0.20
Net realized and unrealized gain (loss) on
  investments...................................     0.33      0.10           0.73                (1.45)               0.19
                                                   ------    ------        -------              -------             -------
  Total from investment operations..............     0.82      0.58           1.06                (0.97)               0.39
                                                   ------    ------        -------              -------             -------
Less distributions from net investment income...    (0.49)    (0.48)         (0.33)               (0.48)              (0.20)
                                                   ------    ------        -------              -------             -------
  Net asset value end of year...................    $9.90     $9.57          $9.47                $8.74              $10.19
                                                   ======    ======        =======              =======             =======
TOTAL RETURN (B)................................     8.73%     6.22%         12.28%               (9.64%)              3.96%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................     0.94%     0.88%          0.71%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses....................................     0.94%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements..............................     1.83%     2.82%          2.83%(a)             3.61%               6.82%(a)
  Net investment income.........................     5.00%     4.96%          5.39%(a)             5.26%               4.71%(a)
Portfolio turnover rate.........................       32%       21%            91%                 147%                 15%
Net assets end of year (thousands)..............   $2,201    $1,954         $2,098               $1,387                $817

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                   YEAR ENDED                                                   OPERATIONS)
                                                   AUGUST 31,          EIGHT MONTHS                               THROUGH
                                                -----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                 1997       1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                -------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year............     $9.57     $9.47          $8.74               $10.19              $10.00
                                                -------    ------        -------              -------             -------
Income from investment operations:
Net investment income........................      0.41      0.41           0.28                 0.43                0.18
Net realized and unrealized gain (loss) on
  investments................................      0.33      0.10           0.73                (1.45)               0.19
                                                -------    ------        -------              -------             -------
  Total from investment operations...........      0.74      0.51           1.01                (1.02)               0.37
                                                -------    ------        -------              -------             -------
Less distributions from net investment
  income.....................................     (0.41)    (0.41)         (0.28)               (0.43)              (0.18)
                                                -------    ------        -------              -------             -------
  Net asset value end of year................     $9.90     $9.57          $9.47                $8.74              $10.19
                                                =======    ======        =======              =======             =======
TOTAL RETURN (B).............................      7.93%     5.44%         11.72%              (10.15%)              3.74%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................      1.69%     1.63%          1.46%(a)             1.13%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses.................................      1.69%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements...........................      2.58%     3.54%          3.58%(a)             4.21%               7.32%(a)
  Net investment income......................      4.25%     4.21%          4.64%(a)             4.66%               4.15%(a)
Portfolio turnover rate......................        32%       21%            91%                 147%                 15%
Net assets end of year (thousands)...........   $10,870    $9,271         $7,538              $ 6,912              $3,692

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
                                       6                                  64939A

EVERGREEN MARYLAND MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                          YEAR ENDED SEPTEMBER 30,
                                                   -----------------------------------------------------------------------
                                                    1997         1996         1995         1994         1993         1992
                                                   -------      -------      -------      -------      -------      ------
PER SHARE DATA:
Net asset value, beginning of period..........      $10.56       $10.69       $10.17       $11.24       $10.39      $10.10
                                                   -------      -------      -------      -------      -------      ------
Income from investment operations
Net investment income.........................        0.37         0.38         0.40         0.45         0.49        0.54
Net realized and unrealized gain (loss) on
  investments.................................        0.35        (0.13)        0.54        (0.97)        0.85        0.29
                                                   -------      -------      -------      -------      -------      ------
  Total from investment operations............        0.72         0.25         0.94        (0.52)        1.34        0.83
                                                   -------      -------      -------      -------      -------      ------
Less distributions
Distributions from net investment income......       (0.37)       (0.38)       (0.40)       (0.45)       (0.49)      (0.54)
Distributions from net realized gain on
  investments.................................          --           --        (0.02)       (0.10)          --          --
                                                   -------      -------      -------      -------      -------      ------
  Total distributions.........................       (0.37)       (0.38)       (0.42)       (0.55)       (0.49)      (0.54)
                                                   -------      -------      -------      -------      -------      ------
  Net asset value, end of period..............      $10.91       $10.56       $10.69       $10.17       $11.24      $10.39
                                                   =======      =======      =======      =======      =======      ======
TOTAL RETURN (b)..............................        6.92%        2.36%        9.81%       (4.74%)      13.24%       8.31%
Ratios to average net assets
  Expenses....................................        1.69%        1.43%        1.24%        1.17%        1.00%       0.59%
  Net investment income.......................        3.45%        3.57%        4.24%        4.22%        4.50%       5.11%
  Expense waiver/reimbursement (d)............          --         0.25%        0.44%        0.51%        0.77%       1.91%
Supplemental data
  Net assets, end of period (thousands).......     $27,786      $31,284      $32,172      $34,580      $33,907      $4,053
  Portfolio turnover..........................          13%         138%          21%          27%          23%         34%

                                                1991(a)
                                                -------
PER SHARE DATA:
Net asset value, beginning of period..........  $10.00
                                                -------
Income from investment operations
Net investment income.........................    0.53
Net realized and unrealized gain (loss) on
  investments.................................    0.10
                                                -------
  Total from investment operations............    0.63
                                                -------
Less distributions
Distributions from net investment income......   (0.53 )
Distributions from net realized gain on
  investments.................................      --
                                                -------
  Total distributions.........................   (0.53 )
                                                -------
  Net asset value, end of period..............  $10.10
                                                =======
TOTAL RETURN (b)..............................    6.64%
Ratios to average net assets
  Expenses....................................    0.60%(c)
  Net investment income.......................    5.66%(c)
  Expense waiver/reimbursement (d)............    1.05%(c)
Supplemental data
  Net assets, end of period (thousands).......  $2,940
  Portfolio turnover..........................      35%

-------------
(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Excluding applicable sales charges.
(c) Annualized.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                              JANUARY 11, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                 YEAR ENDED                                                     OPERATIONS)
                                                 AUGUST 31,            EIGHT MONTHS                               THROUGH
                                           ----------------------         ENDED             YEAR ENDED          DECEMBER 31,
                                            1997            1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                           ------          ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.......    $9.98           $9.95          $9.16               $10.61               $10.00
                                           ------          ------        -------              -------             --------
Income from investment operations:
Net investment income...................     0.49            0.49           0.33                 0.49                 0.46
Net realized and unrealized gain (loss)
  on investments........................     0.40            0.02           0.79                (1.45)                0.64
                                           ------          ------        -------              -------             --------
  Total from investment operations......     0.89            0.51           1.12                (0.96)                1.10
                                           ------          ------        -------              -------             --------
Less distributions from:
Net investment income...................    (0.50)          (0.48)         (0.33)               (0.49)               (0.46)
Net realized gains on investments.......        0               0              0                    0                (0.03)
                                           ------          ------        -------              -------             --------
  Total distributions...................    (0.50)          (0.48)         (0.33)               (0.49)               (0.49)
                                           ------          ------        -------              -------             --------
  Net asset value end of year...........   $10.37           $9.98          $9.95                $9.16               $10.61
                                           ======          ======        =======              =======             ========
TOTAL RETURN (B)........................     9.11%           5.21%         12.34%               (9.12%)              11.28%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses........................     1.11%           1.08%          0.92%(a)             0.79%                0.32%(a)
  Total expenses excluding indirectly
    paid expenses.......................     1.11%             --             --                   --                   --
  Total expenses excluding waivers and
    reimbursements......................     1.11%           1.35%          1.27%(a)             1.18%                1.25%(a)
  Net investment income.................     4.77%           4.81%          5.09%(a)             5.11%                4.91%(a)
Portfolio turnover rate.................       50%             86%           117%                 126%                  57%
Net assets end of year (thousands)......   $8,115          $7,989         $8,279              $ 7,979             $ 12,739

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
                                       7                                  64939A

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                              JANUARY 11, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                YEAR ENDED                                                      OPERATIONS)
                                                AUGUST 31,             EIGHT MONTHS                               THROUGH
                                         ------------------------         ENDED             YEAR ENDED          DECEMBER 31,
                                          1997             1996      AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                         -------          -------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.....     $9.98            $9.95           $9.16              $10.61               $10.00
                                         -------          -------        --------            --------             --------
Income from investment operations:
Net investment income.................      0.41             0.42            0.28                0.44                 0.42
Net realized and unrealized gain
  (loss) on investments...............      0.40             0.02            0.79               (1.45)                0.64
                                         -------          -------        --------            --------             --------
  Total from investment operations....      0.81             0.44            1.07               (1.01)                1.06
                                         -------          -------        --------            --------             --------
Less distributions from:
Net investment income.................     (0.42)           (0.41)          (0.28)              (0.44)               (0.42)
Net realized gains on investments.....         0                0               0                   0                (0.03)
                                         -------          -------        --------            --------             --------
  Total distributions.................     (0.42)           (0.41)          (0.28)              (0.44)               (0.45)
                                         -------          -------        --------            --------             --------
  Net asset value end of year.........    $10.37            $9.98           $9.95               $9.16               $10.61
                                         =======          =======        ========            ========             ========
TOTAL RETURN (B)......................      8.30%            4.42%          11.78%              (9.64%)              10.80%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses......................      1.86%            1.83%           1.67%(a)            1.37%                0.79%(a)
  Total expenses excluding indirectly
    paid expenses.....................      1.86%              --              --                  --                   --
  Total expenses excluding waivers and
    reimbursements....................      1.86%            2.10%           2.02%(a)            1.76%                1.74%(a)
  Net investment income...............      4.02%            4.06%           4.34%(a)            4.53%                4.47%(a)
Portfolio turnover rate...............        50%              86%            117%                126%                  57%
Net assets end of year (thousands)....   $48,198          $49,382        $ 49,040             $44,616             $ 45,168

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                              JANUARY 3, 1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                       ---------------         ENDED            DECEMBER 31,
                                                                        1997     1996     AUGUST 31, 1995*          1994
                                                                       ------    -----    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year...................................    $9.69    $9.59          $8.62              $10.00
                                                                       ------    -----        -------             -------
Income from investment operations:
Net investment income...............................................     0.48     0.49           0.34                0.46
Net realized and unrealized gain (loss) on investments..............     0.40     0.10           0.97               (1.38)
                                                                       ------    -----        -------             -------
  Total from investment operations..................................     0.88     0.59           1.31               (0.92)
                                                                       ------    -----        -------             -------
Less distributions from:
Net investment income...............................................    (0.48)   (0.49)         (0.34)              (0.46)
Net realized gains on investments...................................    (0.01)       0              0                   0
                                                                       ------    -----        -------             -------
  Total distributions...............................................    (0.49)   (0.49)         (0.34)              (0.46)
                                                                       ------    -----        -------             -------
  Net asset value end of year.......................................   $10.08    $9.69         $ 9.59              $ 8.62
                                                                       ======    =====        =======             =======
TOTAL RETURN (B)....................................................     9.33%    6.23%         15.35%              (9.32%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses....................................................     0.98%    0.86%          0.53%(a)            0.25%(a)
  Total expenses excluding indirectly paid expenses.................     0.98%      --             --                  --
  Total expenses excluding waivers and reimbursements...............     2.16%    4.00%          6.50%(a)           10.71%(a)
  Net investment income.............................................     4.87%    4.98%          5.41%(a)            5.57%(a)
Portfolio turnover rate.............................................       62%      37%            66%                 23%
Net assets end of year (thousands)..................................   $1,025     $841           $610                $312

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
                                       8                                  64939A

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                              JANUARY 3, 1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.69     $9.59          $8.62              $10.00
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.41      0.41           0.29                0.41
Net realized and unrealized gain (loss) on investments.............     0.40      0.10           0.97               (1.38)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.81      0.51           1.26               (0.97)
                                                                      ------    ------        -------             -------
Less distributions from:
Net investment income..............................................    (0.41)    (0.41)         (0.29)              (0.41)
Net realized gains on investments..................................    (0.01)        0              0                   0
                                                                      ------    ------        -------             -------
  Total distributions..............................................    (0.42)    (0.41)         (0.29)              (0.41)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.08     $9.69          $9.59               $8.62
                                                                      ======    ======        =======             =======
TOTAL RETURN (B)...................................................     8.52%     5.43%         14.77%              (9.83%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     1.73%     1.61%          1.28%(a)            0.87%(a)
  Total expenses excluding indirectly paid expenses................     1.73%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     2.91%     4.76%          7.25%(a)           11.33%(a)
  Net investment income............................................     4.13%     4.23%          4.66%(a)            4.88%(a)
Portfolio turnover rate............................................       62%       37%            66%                 23%
Net assets end of year (thousands).................................   $4,734    $4,282         $3,542              $2,456

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                    YEAR ENDED                                                  OPERATIONS)
                                                    AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                 ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                  1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                 ------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............    $9.68     $9.67          $8.85               $10.19              $10.00
                                                 ------    ------        -------              -------             -------
Income from investment operations:
Net investment income.........................     0.50      0.48           0.33                 0.47                0.20
Net realized and unrealized gain (loss) on
  investments.................................     0.37      0.01           0.82                (1.34)               0.19
                                                 ------    ------        -------              -------             -------
  Total from investment operations............     0.87      0.49           1.15                (0.87)               0.39
                                                 ------    ------        -------              -------             -------
Less distributions from net investment
  income......................................    (0.50)    (0.48)         (0.33)               (0.47)              (0.20)
                                                 ------    ------        -------              -------             -------
  Net asset value end of year.................   $10.05     $9.68          $9.67                $8.85              $10.19
                                                 ======    ======        =======              =======             =======
TOTAL RETURN (B)..............................     9.05%     5.12%         13.09%               (8.60%)              3.89%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................     1.03%     0.93%          0.72%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses..................................     1.02%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements............................     1.84%     3.47%          3.83%(a)             5.14%               7.75%(a)
  Net investment income.......................     4.95%     4.83%          5.17%(a)             5.11%               4.64%(a)
Portfolio turnover rate.......................       72%       68%            87%                  59%                  0%
Net assets end of year (thousands)............   $2,934    $2,892         $1,983              $ 1,606              $1,306

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
                                       9                                  64939A

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                    YEAR ENDED                                                  OPERATIONS)
                                                    AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                 ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                  1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                 ------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............    $9.68     $9.67          $8.85               $10.19              $10.00
                                                 ------    ------        -------              -------             -------
Income from investment operations:
Net investment income.........................     0.41      0.41           0.28                 0.42                0.17
Net realized and unrealized gain (loss) on
  investments.................................     0.37      0.01           0.82                (1.34)               0.19
                                                 ------    ------        -------              -------             -------
  Total from investment operations............     0.78      0.42           1.10                (0.92)               0.36
                                                 ------    ------        -------              -------             -------
Less distributions from net investment
  income......................................    (0.41)    (0.41)         (0.28)               (0.42)              (0.17)
                                                 ------    ------        -------              -------             -------
  Net asset value end of year.................   $10.05     $9.68          $9.67                $8.85              $10.19
                                                 ======    ======        =======              =======             =======
TOTAL RETURN (B)..............................     8.24%     4.34%         12.53%               (9.13%)              3.66%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................     1.79%     1.68%          1.47%(a)             1.12%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses..................................     1.78%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements............................     2.59%     4.23%          4.58%(a)             5.73%               8.25%(a)
  Net investment income.......................     4.21%     4.09%          4.42%(a)             4.54%               4.25%(a)
Portfolio turnover rate.......................       72%       68%            87%                  59%                  0%
Net assets end of year (thousands)............   $6,695    $5,963         $5,083              $ 3,817              $2,235

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                                                                   JUNE 17, 1992
                                                                                                                  (COMMENCEMENT OF
                                                                                                                       CLASS
                                         YEAR ENDED AUGUST 31,       FOUR MONTHS        YEAR ENDED APRIL 30,        OPERATIONS)
                                        -----------------------         ENDED          -----------------------        THROUGH
                                          1997           1996      AUGUST 31, 1995*     1995            1994       APRIL 30, 1993
                                        --------        -------    ----------------    -------         -------    ----------------
PER SHARE DATA:
Net asset value beginning of year....     $10.42         $10.40          $10.16         $10.08          $10.36          $10.00
                                        --------        -------        --------        -------         -------        --------
Income from investment operations:
Net investment income................       0.62           0.63            0.21           0.65            0.68            0.61
Net realized and unrealized gain
  (loss) on investments..............       0.47           0.02            0.24           0.08           (0.26)           0.39
                                        --------        -------        --------        -------         -------        --------
  Total from investment operations...       1.09           0.65            0.45           0.73            0.42            1.00
                                        --------        -------        --------        -------         -------        --------
Less distributions from:
Net investment income................      (0.62)         (0.63)          (0.21)         (0.65)          (0.68)          (0.61)
Net realized gains on investments....          0              0               0              0           (0.02)          (0.03)
                                        --------        -------        --------        -------         -------        --------
  Total distributions................      (0.62)         (0.63)          (0.21)         (0.65)          (0.70)          (0.64)
                                        --------        -------        --------        -------         -------        --------
  Net asset value end of year........     $10.89         $10.42          $10.40         $10.16          $10.08          $10.36
                                        ========        =======        ========        =======         =======        ========
TOTAL RETURN (B).....................      10.77%          6.42%           4.43%          7.56%           3.94%          10.33%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.....................       0.88%          0.85%           1.07%(a)       0.60%           0.14%           0.00%(a)
  Total expenses excluding indirectly
    paid expenses....................       0.87%            --              --             --              --              --
  Total expenses excluding waivers
    and reimbursements...............       1.12%          1.15%           1.42%(a)       1.26%           1.12%           1.12%(a)
  Net investment income..............       5.86%          6.02%           5.92%(a)       6.52%           6.16%           5.92%(a)
Portfolio turnover rate..............         32%            42%             14%            28%             31%             50%
Net assets end of year (thousands)...   $119,942        $76,267        $ 59,551        $65,043         $72,683        $ 33,541

-------------
 * The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
                                       10                                 64939A

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                               JULY 10, 1995
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                 YEAR ENDED AUGUST 31,          OPERATIONS)
                                                                                -----------------------           THROUGH
                                                                                 1997            1996         AUGUST 31, 1995
                                                                                -------         -------       ----------------
PER SHARE DATA:
Net asset value beginning of year............................................    $10.42          $10.40            $10.41
                                                                                -------         -------           -------
Income from investment operations:
Net investment income........................................................      0.54            0.55              0.08
Net realized and unrealized gain (loss) on investments.......................      0.47            0.02             (0.01)
                                                                                -------         -------           -------
  Total from investment operations...........................................      1.01            0.57              0.07
Less distributions from net investment income................................     (0.54)          (0.55)            (0.08)
                                                                                -------         -------           -------
  Net asset value end of year................................................    $10.89          $10.42            $10.40
                                                                                =======         =======           =======
TOTAL RETURN (B).............................................................      9.95%           5.63%             0.64%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................................................      1.63%           1.59%             1.09%(a)
  Total expenses excluding indirectly paid expenses..........................      1.63%             --                --
  Total expenses excluding waivers and reimbursements........................      1.87%           1.89%               --
  Net investment income......................................................      5.09%           5.27%             3.40%(a)
Portfolio turnover rate......................................................        32%             42%               14%
Net assets end of year (thousands)...........................................   $63,475         $19,219            $3,137

-------------
(a) Annualized.
(b) Excluding applicable sales charges.
--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
       EACH FUND, OTHER THAN EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, seeks current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income which is exempt from federal income taxes.
       EACH FUND normally invests its assets according to standards issued by the SEC concerning investments in tax free securities. The Funds cannot change this policy without shareholder approval. The SEC currently requires the Funds to invest at least 80% of their assets in federally tax exempt municipal securities. The Funds also invest at least 65% of their assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the state for which the Fund is named.
       EACH FUND, OTHER THAN EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND AND EVERGREEN MARYLAND MUNICIPAL BOND FUND, invests at least 80% of its assets in investment grade municipal securities, which are bonds rated within the four highest rating categories by Standard and Poor's ("S&P"), Fitch Investors Service ("Fitch") or Moody's Investors Service ("Moody's"). Investment grade securities normally have the capacity to pay interest and principal. Under adverse economic conditions, however, bonds rated at the lower end of the investment grade scale may not perform as well as those at the higher end.
       These Funds may invest 20% of their assets in below investment grade bonds, but not in those rated below B. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may overreact to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.
       EVERGREEN MARYLAND MUNICIPAL BOND FUND invests all of its assets in investment grade municipal securities.
                                       11                                 64939B

       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND normally invests at least 65% of its assets in below investment grade municipal securities, which are described above. However, the Fund will not invest in municipal securities rated D or below. For temporary defensive purposes, the Fund may invest less than 65% of its assets in below investment grade bonds. The Fund may assume a defensive position if the yields on below investment grade bonds fail to justify the increased risk associated with an investment in such securities. The Fund may purchase higher grade bonds when there is a lack of below investment grade bonds in which to invest. The Fund also may buy investment grade bonds, if buying below investment grade bonds would jeopardize its proper diversification and liquidity. During the fiscal year ended August 31, 1997, the Fund's holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
----------                       ----------
Aaa or AAA                          11.10%
Aa or AA                             2.00%
A                                    2.50%
Baa or BBB                          16.70%
Ba or BB                             1.20%
B                                    0.40%
Non-rated                           66.10%
                                 ----------
Total                              100.00%
                                 ==========

       EACH FUND'S investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.
INVESTMENT PRACTICES AND RESTRICTIONS
Non-Diversification. Each Fund, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, is a non-diversified series of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of each Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of each Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
Defensive Investments. The Funds may invest up to 20% or, for temporary defensive purposes, up to 100% of their assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, bankers' acceptances, bank deposits or United States ("U.S.") government securities. Downgrades. If any security invested in by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.
Municipal Securities. Each Fund invests in municipal bonds, notes and commercial paper issued by or for states, territories and possessions of the U.S. including the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds. General obligation bonds are used to support the government's general financial needs and are supported by the full faith and credit of the municipality. General obligation bonds are repaid from the issuer's general unrestricted revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are used to finance public works and certain private facilities. In contrast to general obligation bonds, revenue bonds are repaid only with the revenue generated by the project financed.
       Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.
                                       12                                 64939B

       Since the Funds invest primarily in municipal securities, you should be aware of the risks associated with investing in such securities. The value of municipal bonds tends to go up when interest rates go down and vice, versa. An issuer's failure to make such payment due to political development or fiscal mismanagement could affect its ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds is often thin and can by temporarily affected by large purchases and sales, including those by a Fund.
Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds' risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. The Funds' investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The values of these securities are subject to market fluctuations during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.
Securities Lending. To generate income and offset expenses, the Funds may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.
Investing in Securities of Other Investment Companies. Each Fund may invest in the securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.
Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Funds do not intend to leverage.
Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.
Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1993 (the "1993 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by Evergreen Municipal Trust's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.
Zero Coupon Debt Securities. The Funds may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their
                                       13                                 64939B
daily dividends, each day the Funds take into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change. Values of zero coupon securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash.
Securities with Put or Demand Rights. The Funds have the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in their portfolios or to purchase securities which carry a demand feature or put option which permit a Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by each Fund for all such transactions.
       The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the SEC) and banks which, in the opinion of the Funds' investment adviser, present minimal credit risks. The Funds' investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by each Fund. The Funds' ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.
Special Risk Factors Related to Investing In Municipal Securities and Securities Issued by the State of Florida
       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within Florida may from time to time have a correspondingly adverse effect on specific issuers within Florida or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.
       Under current law, the State of Florida is required to maintain a balanced budget so that current expenses are met from current revenues. Florida does not currently impose a tax on personal income. It does impose a tax on corporate income derived from activities within the State. In addition, Florida imposes and ad valorem tax on certain intangible property as well as sales and use taxes. These taxes are the principal source of funds to meet State expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State.
       Florida's Constitution permits the issuance of state municipal obligations pledging the full faith and credit of the State, with a concurring vote by the respective electors, to finance or refinance capital projects authorized by the Legislature. The State Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on state bonds pledging the full faith and credit of the State as they become due. All State tax revenues, other than trust funds dedicated by the State Constitution for other purposes, are available for such an appropriation, if required.
       On the other hand, municipalities and other political subdivisions of the State principally rely on combination of ad valorem taxes on real property, user fees and occupational license fees to meet their day-to-day
                                       14                                 64939B
expenses including the repayment of principal of, and interest on, their obligations backed by their full faith and credit. (Revenue bonds, of course, are dependent on the revenue generated by a specific facility or enterprise.)
       Florida has experienced substantial population increases as a result of migration to Florida from other areas of the U.S. and from foreign countries. This population growth is expected to continue, and it is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State.
       Florida's ability to meet increasing expenses will be dependent in part upon the State's continued ability to foster business and economic growth. Options and Futures. The Funds may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market or interest rate risk. The Funds do not use these transactions for speculation or leverage.
       The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.
       The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       The Funds may also enter into financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
                                       15                                 64939B

       The Funds may sell or purchase other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.
       The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.
Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' return may be reduced). The Funds' attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, the Funds' investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds' investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds' investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.
Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.
       The Funds may invest in derivatives only if the expected risks and rewards are consistent with their objectives and policies.
       Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.
--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION
Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a non-diversified series of an open-end, management investment company, except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.
                                       16                                 64939B

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.
Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Funds may establish additional classes or series of shares.
       The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.
SERVICE PROVIDERS
Investment Adviser. The investment adviser to the Funds is FUNB, a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.
       Each Fund pays FUNB an annual management fee. See "Expense Information" and "Financial Highlights" for the percentage of average net assets each Fund, other than EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND, paid to FUNB for the fiscal period ended August 31, 1997. EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND each pay FUNB an annual management fee equal to 0.50% of the Fund's average daily net assets.
Portfolio Managers. The portfolio manager for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN MARYLAND MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.
       Richard K. Marrone has been the portfolio manager for EVERGREEN FLORIDA MUNICIPAL BOND FUND since 1998, for EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND since 1993 and for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND since its inception in 1995. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager. From 1982-1993, Mr. Marrone was a portfolio manager for mutual and common trust funds at Woodbridge Capital Management.
Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.
Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.
Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.
Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:
                                       17                                 64939B

Administration Fee
------------------
      0.050%            on the first $7 billion
      0.035%            on the next $3 billion
      0.030%            on the next $5 billion
      0.020%            on the next $10 billion
      0.015%            on the next $5 billion
      0.010%            on assets in excess of $30 billion

DISTRIBUTION PLANS AND AGREEMENTS
Distribution Plans. Each Fund's Class A, Class B and, where applicable, Class C shares pay for the expenses associated with the distribution of such shares according to distribution plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percentage of a Fund's average daily net assets attributable to the class, as follows:

                             Class A shares           0.75% (currently limited to 0.25%)
                             Class B shares           1.00%
                             Class C shares           1.00%

       Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include the Funds' investment adviser or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or service fees during any fiscal period in excess of the amounts set forth above. Amounts paid under the Distribution Plans are used to compensate the Funds' distributor pursuant to Distribution Agreements entered into by each Fund.
Distribution Agreements. Each Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, each Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of a Fund's average daily net assets attributable to the class, as follows:

Class A shares            0.25%
Class B shares            1.00%
Class C shares            1.00%

       The Distribution Agreements provide that EDI will use the distribution fee received from each Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of a Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of a Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to a Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.
       In the event a Fund acquires the assets of other mutuals funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the acquired funds or their predecessors.
       Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.
                                       18                                 64939B

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES
       You may purchase shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.
       The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information.
Class A Shares_--_Front-End Sales Charge Alternative. You may purchase Class A shares at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                            as a % of the Net    as a % of the     Commission to Dealer/Agent
   Amount of Purchase        Amount Invested     Offering Price     as a % of Offering Price
    Less than $    50,000         4.99%               4.75%         4.25%
$    50,000 - $    99,000         4.71%               4.50%         4.25%
$   100,000 - $   249,999         3.90%               3.75%         3.25%
$   250,000 - $   499,999         2.56%               2.50%         2.00%
$   500,000 - $   999,999         2.04%               2.00%         1.75%
$       1,000,000 or more          None                None         1.00% of the amount
                                                                    invested up to
                                                                    $2,999,999;
                                                                    .50% of the amount
                                                                    invested over $2,999,999,
                                                                    up to $4,999,999; and
                                                                    .25% of the excess over
                                                                    $4,999,999

       No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.
       Class A shares may also be purchased at net asset value by corporate or certain other qualified retirement plans or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an
                                       19                                 64939B
organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees. In connection with sales made to plans of the type described in the preceding sentence, EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within 12 months after purchase.
       When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of a Fund. In addition to compensation paid at the time of sale, entities whose clients have purchased Class A shares may receive a trailing commission equal to 0.25% of the average daily net asset value on an annual basis of Class A shares held by their clients. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letters of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the application for additional information concerning these reduced sales charges.
Class B Shares_--_Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                                                      CDCS
                                               REDEMPTION TIMING                                                     IMPOSED
----------------------------------------------------------------------------------------------------------------     -------
Month of purchase and the first twelve-month period following the month of purchase                                   5.00%
Second twelve-month period following the month of purchase                                                            4.00%
Third twelve-month period following the month of purchase                                                             3.00%
Fourth twelve-month period following the month of purchase                                                            3.00%
Fifth twelve-month period following the month of purchase                                                             2.00%
Sixth twelve-month period following the month of purchase                                                             1.00%
No CDSC is imposed on amounts redeemed thereafter.

       The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. A Fund will not normally accept any purchase of Class B shares in the amount of $250,000 or more.
       At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution service fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.
Class C Shares_--_Level-Load Alternative (EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN MARYLAND MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND only). Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of the Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Fund will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors, and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares -- Front-
                                       20                                 64939B

End Sales Charge Alternative" above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a trailing commission equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.
Contingent Deferred Sales Charge. Certain shares with respect to which a Fund did not pay a commission on issuance, including shares obtained from dividend or distribution reinvestment, are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of: (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.
       No CDSC is imposed on a redemption of shares of a Fund in the event of:
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.
       Each Fund may also sell Class A, Class B or, where applicable, Class C shares at net asset value without any initial sales charge or CDSC to certain Directors, Trustees, officers and employees of the Funds, Keystone Investment Management Company ("Keystone"), FUNB, Evergreen Asset Management Corp. ("Evergreen Asset"), EDI, and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account.
How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.
General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year after the month of purchase. Consult your financial intermediary for further information. The compensation received by broker-dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.
       In addition to the discount or commission paid to broker-dealers, EDI may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the U.S. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified broker-dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or
                                       21                                 64939B
a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given class of shares.
Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.
HOW TO REDEEM SHARES
       You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent (less any applicable CDSC) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.
Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to a Fund, c/o ESC: the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Funds and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.
       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESCs offices are closed). Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.
       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. A Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.
                                       22                                 64939B

       Except as otherwise noted, the Funds, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.
Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.
General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90 day period for any one shareholder. EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. If the shares being tendered for exchange are still subject to a CDSC or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund, is subject to the minimum investment and suitability requirements of the Fund.
       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
       No CDSC will be imposed in the event shares are exchanged for shares of the same class of other Evergreen funds. If you redeem shares, the CDSC applicable to the shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.
Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.
Exchanges by Telephone and Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, a Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any
                                       23                                 64939B
time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.
Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received. Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.
Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified employee benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares -- Front-End Sales Charge Alternative." Evergreen Asset, Keystone or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.
Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.
       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.
Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.
Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.
                                       24                                 64939B

BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB is subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Funds' shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Funds would suffer any adverse financial consequences.
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Funds intend to declare dividends from net investment income daily and distribute to their shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of a Fund are redeemed before a dividend has been declared.
       Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by a Fund with respect to Class B and Class C shares.
       Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.
       Each Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.
                                       25                                 64939B

       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary dividend income and capital gain dividends are taxable as net long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, net long-term capital gains realized by an individual on assets held for more than 18 months will generally be taxed at a maximum rate of 20%. Net long-term capital gains realized by an individual on assets held for more than 12 months and 18 months or less will generally be taxed at a maximum rate of 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax-exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
       Set forth below are brief descriptions of the personal income tax status of an investment in each of the Funds under Florida, Georgia, Maryland, North Carolina, South Carolina, and Virginia tax laws currently in effect. Income from a Fund is not necessarily free from state income taxes in states other than its designated state. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. Florida does not currently impose a state income tax on individuals. Thus, individual shareholders of the Funds will not be subject to any Florida state income tax on distributions received from the Funds. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. Shares of the Funds will also be exempt from the Florida intangibles tax if the portfolio consists exclusively of securities exempt from the intangibles tax on the last business day of the calendar year. If the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Funds which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the U.S. or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.
       Shareholders of EVERGREEN MARYLAND MUNICIPAL BOND FUND who are subject to Maryland state and local income tax will not be subject to tax in Maryland on dividends paid by the Portfolio to the extent that they are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions, interest on obligations of the U.S. or its possessions and territories, or gains realized from the disposition of either of these categories of obligations (with the express exception of dividends attributable to gain from the disposition of obligations of a U.S. territory or possession which are subject to Maryland state and local income tax). Dividends attributable to interest on obligations issued by states other than Maryland and income from repurchase agreements are subject to Maryland state and local income tax.
                                       26                                 64939B

       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND. Under existing North Carolina law, shareholders of the Fund will not be subject to individual or corporate North Carolina income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations issued by North Carolina and political subdivisions thereof, or (2) interest on obligations of the U.S. or its territories or possessions. However, for corporate shareholders, the exemption is limited to $15,000 per year, and otherwise exempt income from the Fund will be subject to a corporate income tax. Distributions, if any, derived from Fund net capital gains or other sources generally will be taxable for North Carolina income tax purposes to shareholders of the Fund who are subject to the North Carolina income tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND. Under existing South Carolina law, shareholders of the Fund will not be subject to individual or corporate South Carolina income taxes on Fund distributions to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations of the State f South Carolina, or any of its political subdivisions, (2) interest on obligations of the U.S., or (3) interest on obligations of any agency or instrumentality of the U.S. that is prohibited by federal law from being taxed by a state or any political subdivision of a state. Distributions, if any, derived from Fund net capital gains or other sources, generally will be taxable for South Carolina income tax purposes to shareholders of the Fund who are subject to South Carolina income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Under existing Virginia law, shareholders of the Fund will not be subject to individual or corporate Virginia income taxes on distributions received from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest earned on (1) obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof, or (2) obligations issued by a territory or possession of the U.S. or any subdivision thereof which federal law exempts from state income taxes. Distributions, if any, derived from Fund net capital gains or other sources generally will be taxable for Virginia income tax purposes to shareholders of the Fund who are subject to Virginia income tax.
     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.
     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.
GENERAL INFORMATION
Portfolio Turnover. The portfolio turnover rates for each Fund are set forth under "Financial Highlights."
Portfolio Transactions. Consistent with the Conduct Rules of the NASD, and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.
Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y (except for EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN MARYLAND MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which each offer four classes of shares, Class A, Class B, Class C and Class Y) and may in the future offer additional classes. Class Y shares are not offered by this prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.
                                       27                                 64939B

Performance Information. From time to time, a Fund may quote its "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Each Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Fund's performance to various indices. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen fund shareholders.
Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       28                                 64939B

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  TRANSFER AGENT
  Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121 LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 DISTRIBUTOR
  Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019
  64939                                                              536118rev03
64939C

  ---------------------------------------------------------------------------
  PROSPECTUS                                                    March 1, 1998
  ---------------------------------------------------------------------------
                                            EVERGREEN FUNDS LOGO APPEARS HERE

  EVERGREEN(SM) SOUTHERN STATE MUNICIPAL BOND FUNDS
  ---------------------------------------------------------------------------
  EVERGREEN FLORIDA MUNICIPAL BOND FUND
  EVERGREEN GEORGIA MUNICIPAL BOND FUND
  EVERGREEN MARYLAND MUNICIPAL BOND FUND
  EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND
  EVERGREEN VIRGINIA MUNICIPAL BOND FUND
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND
  CLASS Y SHARES
       The Evergreen Southern State Municipal Bond Funds (the "Funds") are designed to provide investors with current income exempt from federal income tax and certain state income tax, consistent with the preservation of capital. This prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a nondiversified series of an open-end, management investment company (except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified). This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley
  Street, Boston, Massachusetts 02116.
           A Statement of Additional Information ("SAI") for the Funds dated March 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.
  AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF, OR
  GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR
  OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
  TO THE CONTRARY IS A CRIMINAL OFFENSE.
  EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND WILL INVEST AT LEAST 65%
  OF THE VALUE OF ITS TOTAL ASSETS IN MUNICIPAL SECURITIES CONSISTING OF HIGH YIELD (I.E., HIGH RISK), MEDIUM, LOWER RATED AND UNRATED BONDS. SUCH SECURITIES ARE COMMONLY CALLED JUNK BONDS AND ARE SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL THAN HIGHER RATED SECURITIES. LOWER QUALITY SECURITIES INVOLVE A GREATER RISK OF DEFAULT AND, CONSEQUENTLY, SHARES OF THE EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND
  FUND ARE SPECULATIVE SECURITIES.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
                                                                          65382A

                               TABLE OF CONTENTS

EXPENSE INFORMATION                                         2
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUNDS                                    7
         Investment Objectives and Policies                 7
         Investment Practices and Restrictions              8
ORGANIZATION AND SERVICE PROVIDERS                         13
         Organization                                      13
         Service Providers                                 13
PURCHASE AND REDEMPTION OF SHARES                          14
         How to Buy Shares                                 14
         How to Redeem Shares                              15
         Exchange Privilege                                16
         Shareholder Services                              16
         Banking Laws                                      17
OTHER INFORMATION                                          18
         Dividends, Distributions and Taxes                18
         General Information                               20

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------
       The table and examples below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares of a Fund.

SHAREHOLDER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases                                                  None
Sales Charge on Dividend Reinvestments                                             None
Contingent Deferred Sales Charge                                                   None

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show for each Fund (except EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND) actual annual operating expenses for the fiscal period ended August 31, 1997. For EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND the table shows estimated annual operating expenses for the fiscal period ending August 31, 1998. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. EACH FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by each Fund see "Organization and Service Providers."
EVERGREEN FLORIDA MUNICIPAL BOND FUND

                                                                           EXAMPLE
                            ANNUAL OPERATING                               -------
                                EXPENSES                                   Class Y
                            ----------------                               -------
Management Fees                   0.50%        After 1 Year                 $   7
12b-1 Fees                           --        After 3 Years                $  22
Other Expenses                    0.19%
                                 ------
Total                             0.69%
                                 ======

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                               ANNUAL OPERATING                                  EXAMPLE
                                 EXPENSES(1)                                     -------
                            (AFTER REIMBURSEMENTS)                               Class Y
                            ----------------------                               -------
Management Fees                      0.00%           After 1 Year                 $   7
12b-1 Fees                              --           After 3 Years                $  22
Other Expenses                       0.69%           After 5 Years                $  38
                                    ------           After 10 Years               $  86
Total                                0.69%
                                    ======

                                       2                                  65382A

EVERGREEN MARYLAND MUNICIPAL BOND FUND

                               ANNUAL OPERATING                                  EXAMPLE
                                 EXPENSES(1)                                     -------
                            (AFTER REIMBURSEMENTS)                               Class Y
                            ----------------------                               -------
Management Fees                      0.75%           After 1 Year                 $  12
12b-1 Fees                              --           After 3 Years                $  37
Other Expenses                       0.41%           After 5 Years                $  64
                                    ------           After 10 Years               $ 141
Total                                1.16%
                                    ======

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                                                                           EXAMPLE
                            ANNUAL OPERATING                               -------
                                EXPENSES                                   Class Y
                            ----------------                               -------
Management Fees                      0.50%           After 1 Year            $   9
12b-1 Fees                              --           After 3 Years           $  27
Other Expenses                       0.36%           After 5 Years           $  48
                                    ------           After 10 Years          $ 106
Total                                0.86%
                                    ======

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.00%           After 1 Year              $   7
12b-1 Fees                           --           After 3 Years             $  23
Other Expenses                    0.73%           After 5 Years             $  41
                                 ------           After 10 Years            $  91
Total                             0.73%
                                 ======

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.00%           After 1 Year              $   8
12b-1 Fees                           --           After 3 Years             $  25
Other Expenses                    0.79%           After 5 Years             $  44
                                 ------           After 10 Years            $  98
Total                             0.79%
                                 ======

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.36%           After 1 Year              $   6
12b-1 Fees                           --           After 3 Years             $  20
Other Expenses                    0.27%           After 5 Years             $  35
                                 ------           After 10 Years            $  79
Total                             0.63%
                                 ======

                                       3                                  65382A

(1) First Union National Bank ("FUNB") has agreed to reimburse each Fund below to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed and/or waived certain other expenses and/or management fees of the Funds. Absent such reimbursements and/or waivers, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                    MANAGEMENT     OTHER EXPENSES     TOTAL FUND OPERATING
                                                                       FEES       (WITHOUT WAIVERS     EXPENSES (WITHOUT
                                                                     (WITHOUT          AND/OR            WAIVERS AND/OR
FUND                                                                 WAIVER)       REIMBURSEMENT)        REIMBURSEMENT)
-----------------------------------------------------------------   ----------    ----------------    --------------------
Evergreen Georgia Municipal Bond Fund
  Class Y........................................................       0.50%            1.08%                 1.58%
Evergreen South Carolina Municipal Bond Fund
  Class Y........................................................       0.50%            1.41%                 1.91%
Evergreen Virginia Municipal Bond Fund
  Class Y........................................................       0.50%            1.10%                 1.60%
Evergreen Florida High Income Municipal Bond Fund
  Class Y........................................................       0.60%               --                 0.87%

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
       KPMG Peat Marwick LLP, independent auditors of the Funds, has audited the following tables for each Fund other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND. Price Waterhouse LLP, the Fund's independent auditors, has audited the following tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each period from May 1, 1995 through August 31, 1997. The Fund's prior auditors audited the information for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for the other periods. Deloitte & Touche LLP, the Fund's prior independent auditors, has audited the following tables for EVERGREEN MARYLAND MUNICIPAL BOND FUND. The Funds' Annual Reports, which are incorporated by reference, include the report of Deloitte & Touche LLP, KPMG Peat Marwick LLP and Price Waterhouse LLP, as the case may be, for each of the periods presented. You may obtain from the Funds free of charge copies of their Annual Reports, which contain the Funds' financial statements, related notes and additional performance information.
EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                              JUNE 30, 1995
                                                                                                             (COMMENCEMENT OF
                                                                                                                  CLASS
                                                                                  YEAR ENDED AUGUST 31,        OPERATIONS)
                                                                                 ------------------------        THROUGH
                                                                                  1997             1996      AUGUST 31, 1995
                                                                                 -------          -------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............................................     $9.70            $9.74          $9.67
                                                                                 -------          -------        -------
Income from investment operations:
Net investment income.........................................................      0.52             0.53           0.09
Net realized and unrealized gain (loss) on investments........................      0.35            (0.03)          0.10
                                                                                 -------          -------        -------
  Total from investment operations............................................      0.87             0.50           0.19
                                                                                 -------          -------        -------
Less distributions from:
Net investment income.........................................................     (0.53)           (0.54)         (0.09)
Net realized gains on investments.............................................     (0.06)               0          (0.03)
                                                                                 -------          -------        -------
  Total distributions.........................................................     (0.59)           (0.54)         (0.12)
                                                                                 -------          -------        -------
  Net asset value end of year.................................................     $9.98            $9.70          $9.74
                                                                                 =======          ========       =======
  TOTAL RETURN..................................................................    9.14%            5.22%          1.67%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................................................      0.67%            0.57%          0.59%(a)
  Total expenses excluding indirectly paid expenses...........................      0.67%              --             --
  Total expenses excluding waivers and reimbursements.........................      0.84%            0.77%          0.79%(a)
  Net investment income.......................................................      5.27%            5.55%          4.93%(a)
Portfolio turnover rate.......................................................        41%              30%            29%
Net assets end of year (thousands)............................................   $24,850          $12,259         $3,602

-------------
(a) Annualized.
                                       4                                  65382A

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.57     $9.47          $8.74               $9.83
                                                                      ------    ------        -------              ------
Income from investment operations:
Net investment income..............................................     0.51      0.50           0.35                0.42
Net realized and unrealized gain (loss) on investments.............     0.33      0.10           0.73               (1.09)
                                                                      ------    ------        -------              ------
  Total from investment operations.................................     0.84      0.60           1.08               (0.67)
                                                                      ------    ------        -------              ------
Less distributions from net investment income......................    (0.51)    (0.50)         (0.35)              (0.42)
                                                                      ------    ------        -------              ------
  Net asset value end of year......................................    $9.90     $9.57          $9.47               $8.74
                                                                      ======    ======        =======              ======
TOTAL RETURN.......................................................     9.00%     6.48%         12.47%              (6.86%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.69%     0.63%          0.46%(a)            0.31%(a)
  Total expenses excluding indirectly paid expenses................     0.69%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.58%     2.51%          2.58%(a)            3.39%(a)
  Net investment income............................................     5.25%     5.21%          5.64%(a)            5.68%(a)
Portfolio turnover rate............................................       32%       21%            91%                147%
Net assets end of year (thousands).................................   $1,180    $1,620         $1,339                $284

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
EVERGREEN MARYLAND MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                          YEAR ENDED SEPTEMBER 30,
                                                   -----------------------------------------------------------------------
                                                    1997         1996         1995         1994         1993         1992
                                                   -------      -------      -------      -------      -------      ------
PER SHARE DATA:
Net asset value, beginning of period..........      $10.56       $10.69       $10.17       $11.24       $10.39      $10.10
                                                   -------      -------      -------      -------      -------      ------
Income from investment operations
Net investment income.........................        0.40         0.41         0.42         0.48         0.50        0.54
Net realized and unrealized gain (loss) on
  investments.................................        0.35        (0.13)        0.54        (0.97)        0.85        0.29
                                                   -------      -------      -------      -------      -------      ------
  Total from investment operations............        0.75         0.28         0.96        (0.49)        1.35        0.83
                                                   -------      -------      -------      -------      -------      ------
Less distributions
Distributions from net investment income......       (0.40)       (0.41)       (0.42)       (0.48)       (0.50)      (0.54)
Distributions from net realized gain on
  investments.................................          --           --        (0.02)       (0.10)          --          --
                                                   -------      -------      -------      -------      -------      ------
  Total distributions.........................       (0.40)       (0.41)       (0.44)       (0.58)       (0.50)      (0.54)
                                                   -------      -------      -------      -------      -------      ------
  Net asset value, end of period..............      $10.91       $10.56       $10.69       $10.17       $11.24      $10.39
                                                   =======      =======      =======      =======      =======      ======
TOTAL RETURN (b)..............................        7.19%        2.61%       10.09%       (4.50%)      13.37%       8.31%
Ratios to average net assets
  Expenses....................................        1.44%        1.18%        0.99%        0.92%        0.86%       0.59%
  Net investment income.......................        3.70%        3.82%        4.49%        4.46%        4.64%       5.11%
  Expense waiver/reimbursement (d)............          --         0.25%        0.44%        0.51%        0.77%       1.91%
Supplemental data
  Net assets, end of period (thousands).......     $ 5,683      $ 8,889      $ 9,447      $11,301      $12,014      $6,004
  Portfolio turnover..........................          13%         138%          21%          27%          23%         34%

                                                1991(a)
                                                -------
PER SHARE DATA:
Net asset value, beginning of period..........  $10.00
                                                -------
Income from investment operations
Net investment income.........................    0.53
Net realized and unrealized gain (loss) on
  investments.................................    0.10
                                                -------
  Total from investment operations............    0.63
                                                -------
Less distributions
Distributions from net investment income......   (0.53 )
Distributions from net realized gain on
  investments.................................      --
                                                -------
  Total distributions.........................   (0.53 )
                                                -------
  Net asset value, end of period..............  $10.10
                                                =======
TOTAL RETURN (b)..............................    6.64%
Ratios to average net assets
  Expenses....................................    0.60%(c)
  Net investment income.......................    5.66%(c)
  Expense waiver/reimbursement (d)............    1.05%(c)
Supplemental data
  Net assets, end of period (thousands).......  $  556
  Portfolio turnover..........................      35%

-------------
(a) Reflects operations for the period from October 16, 1990 (date of initial public investment) to September 30, 1991.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

                             5


EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.98     $9.95          $9.16              $10.31
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments.............     0.41      0.03           0.79               (1.15)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.92      0.54           1.14               (0.72)
                                                                      ------    ------        -------             -------
Less distributions from net investment income......................    (0.53)    (0.51)         (0.35)              (0.43)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.37     $9.98          $9.95               $9.16
                                                                      ======    ======        =======             =======
TOTAL RETURN.......................................................     9.39%     5.47%         12.52%              (7.01%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.86%     0.84%          0.67%(a)            0.59%(a)
  Total expenses excluding indirectly paid expenses................     0.86%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     0.86%     1.07%          1.02%(a)            0.98%(a)
  Net investment income............................................     5.02%     5.05%          5.34%(a)            5.58%(a)
Portfolio turnover rate............................................       50%       86%           117%                126%
Net assets end of year (thousands).................................   $4,042    $3,771         $1,006                $642

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.69     $9.59          $8.62               $9.74
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments.............     0.40      0.10           0.97               (1.12)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.91      0.61           1.32               (0.69)
                                                                      ------    ------        -------             -------
Less distributions from:
Net investment income..............................................    (0.51)    (0.51)         (0.35)              (0.43)
Net realized gains on investments..................................    (0.01)        0              0                   0
                                                                      ------    ------        -------             -------
  Total distributions..............................................    (0.52)    (0.51)         (0.35)              (0.43)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.08     $9.69          $9.59               $8.62
                                                                      ======    ======        =======             =======
TOTAL RETURN.......................................................     9.60%     6.49%         15.54%              (7.12%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.73%     0.62%          0.28%(a)            0.00%(a)
  Total expenses excluding indirectly paid expenses................     0.73%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.91%     3.70%          6.25%(a)           10.46%(a)
  Net investment income............................................     5.12%     5.22%          5.66%(a)            5.92%(a)
Portfolio turnover rate............................................       62%       37%            66%                 23%
Net assets end of year (thousands).................................   $7,012    $4,555         $1,673                 $92

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
                                       6                                  65382A

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.68     $9.67          $8.85               $9.83
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.51      0.50           0.34                0.41
Net realized and unrealized gain (loss) on investments.............     0.37      0.01           0.82               (0.98)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.88      0.51           1.16               (0.57)
                                                                      ------    ------        -------             -------
Less distributions from net investment income......................    (0.51)    (0.50)         (0.34)              (0.41)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.05     $9.68          $9.67               $8.85
                                                                      ======    ======        =======             =======
TOTAL RETURN.......................................................     9.32%     5.38%         13.28%              (5.80%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.79%     0.70%          0.47%(a)            0.28%(a)
  Total expenses excluding indirectly paid expenses................     0.78%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.60%     3.24%          3.58%(a)            4.89%(a)
  Net investment income............................................     5.27%     5.05%          5.42%(a)            5.54%(a)
Portfolio turnover rate............................................       72%       68%            87%                 59%
Net assets end of year (thousands).................................   $6,195    $4,266           $965                $344

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                            SEPTEMBER 20, 1995
                                                                                                             (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS)
                                                                                        YEAR ENDED               THROUGH
                                                                                      AUGUST 31, 1997        AUGUST 31, 1996
                                                                                      ---------------       ------------------
PER SHARE DATA:
Net asset value beginning of year..................................................        $10.42                 $10.48
                                                                                      ---------------            -------
Income from investment operations:
Net investment income..............................................................          0.65                   0.63
Net realized and unrealized gain (loss) on investments.............................          0.47                  (0.06)
                                                                                      ---------------            -------
  Total from investment operations.................................................          1.12                   0.57
Less distributions from net investment income......................................         (0.65)                 (0.63)
                                                                                      ---------------            -------
  Net asset value end of year......................................................        $10.89                 $10.42
                                                                                      ===============            =======
TOTAL RETURN.......................................................................         11.04%                  5.54%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................................          0.63%                  0.59%(a)
  Total expenses excluding indirectly paid expenses................................          0.63%                    --
  Total expenses excluding waivers and reimbursements..............................          0.87%                  0.89%(a)
  Net investment income............................................................          6.08%                  6.27%(a)
Portfolio turnover rate............................................................            32%                    42%
Net assets end of year (thousands).................................................        $6,326                 $1,970

-------------
(a) Annualized.
--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
       EACH FUND, OTHER THAN EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, seeks current income exempt from federal regular income tax and, where applicable, state income taxes, consistent with preservation of capital.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND seeks to provide a high level of current income which is exempt from federal income taxes.
       EACH FUND normally invests its assets according to standards issued by the SEC concerning investments in tax free securities. The Funds cannot change this policy without shareholder approval. The SEC currently
                                       7                                  65382B
requires the Funds to invest at least 80% of their assets in federally tax exempt municipal securities. The Funds also invest at least 65% of their assets in municipal securities that are exempt from income or intangibles taxes, as applicable, in the state for which the Fund is named.
       EACH FUND, OTHER THAN EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND AND EVERGREEN MARYLAND MUNICIPAL BOND FUND, invests at least 80% of its assets in investment grade municipal securities, which are bonds rated within the four highest rating categories by Standard and Poor's ("S&P"), Fitch Investors Service ("Fitch") or Moody's Investors Service ("Moody's"). Investment grade securities normally have the capacity to pay interest and principal. Under adverse economic conditions, however, bonds rated at the lower end of the investment grade scale may not perform as well as those at the higher end.
       These Funds may invest 20% of their assets in below investment grade bonds, but not in those rated below B. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may overreact to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.
       EVERGREEN MARYLAND MUNICIPAL BOND FUND invests all of its assets in investment grade municipal securities.
       EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND normally invests at least 65% of its assets in below investment grade municipal securities, which are described above. However, the Fund will not invest in municipal securities rated D or below. For temporary defensive purposes, the Fund may invest less than 65% of its assets in below investment grade bonds. The Fund may assume a defensive position if the yields on below investment grade bonds fail to justify the increased risk associated with an investment in such securities. The Fund may purchase higher grade bonds when there is a lack of below investment grade bonds in which to invest. The Fund also may buy investment grade bonds, if buying below investment grade bonds would jeopardize its proper diversification and liquidity. During the fiscal year ended August 31, 1997, the Fund's holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
----------                       ----------
Aaa or AAA                          11.10%
Aa or AA                             2.00%
A                                    2.50%
Baa or BBB                          16.70%
Ba or BB                             1.20%
B                                    0.40%
Non-rated                           66.10%
                                 ----------
Total                              100.00%
                                 ==========

       EACH FUND'S investment objective is nonfundamental; as a result, a Fund may change its objective without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. Each Fund's fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objective will be achieved.
INVESTMENT PRACTICES AND RESTRICTIONS
Non-Diversification. Each Fund, other than EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, is a non-diversified series of an investment company and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") which requires that at the end of each quarter of each taxable year, with regard to at least 50% of each Fund's total assets, no more than 5% of the total assets may be invested in the securities of a single issuer and that with respect to the remainder of each Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.
                                       8                                  65382B

Defensive Investments. The Funds may invest up to 20% or, for temporary defensive purposes, up to 100% of their assets in high quality short-term obligations, such as notes, commercial paper, certificates of deposit, bankers' acceptances, bank deposits or United States ("U.S.") government securities.

Downgrades. If any security invested in by a Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Municipal Securities. Each Fund invests in municipal bonds, notes and commercial paper issued by or for states, territories and possessions of the U.S. including the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds. General obligation bonds are used to support the government's general financial needs and are supported by the full faith and credit of the municipality. General obligation bonds are repaid from the issuer's general unrestricted revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Revenue bonds are used to finance public works and certain private facilities. In contrast to general obligation bonds, revenue bonds are repaid only with the revenue generated by the project financed.
       Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal commercial paper obligations are unsecured promissory notes issued by municipalities to meet short-term credit needs.
       Since the Funds invest primarily in municipal securities, you should be aware of the risks associated with investing in such securities. The value of municipal bonds tends to go up when interest rates go down and vice, versa. An issuer's failure to make such payment due to political development or fiscal mismanagement could affect its ability to make prompt payments of interest and principal. Those events could also affect the market value of the security. Moreover, the market for municipal bonds is often thin and can by temporarily affected by large purchases and sales, including those by a Fund.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. The Funds' risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of the Funds to sell the security in the open market in the case of a default. In such a case, the Funds may incur costs in disposing of the security which would increase Fund expenses. The Funds' investment adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The values of these securities are subject to market fluctuations during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. To generate income and offset expenses, the Funds may lend securities to broker-dealers and other financial institutions. Loans of securities by a Fund may not exceed 30% of the value of the Fund's total assets. While securities are on loan, the borrower will pay the Funds any income accruing on the security. Also, the Fund may invest any collateral it receives in additional securities. Gains or losses in the market value of a lent security will affect a Fund and its shareholders. When a Fund lends its securities, it runs the risk that it could not retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.

Investing in Securities of Other Investment Companies. Each Fund may invest in the securities of other investment companies. As a shareholder of another investment company, a Fund would pay its portion of the other investment company's expenses. These expenses would be in addition to the expenses that a Fund currently bears concerning its own operations and may result in some duplication of fees.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks and others. A Fund may only borrow as
                                       9                                  65382B
a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. The Funds do not intend to leverage.

Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purpose of the foregoing 15% limit. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1993 (the "1993 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the U.S. Each Fund's investment adviser determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by Evergreen Municipal Trust's Board of Trustees. The Board of Trustees monitors the investment adviser's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which the Fund's investment adviser has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

Zero Coupon Debt Securities. The Funds may purchase zero coupon debt securities. These securities do not make regular interest payments. Instead, they are sold at a deep discount from their face value. In calculating their daily dividends, each day the Funds take into account as income a portion of the difference between these securities' purchase price and their face value. Because they do not pay current income, the prices of zero coupon debt securities can be very volatile when interest rates change. Values of zero coupon securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash.

Securities with Put or Demand Rights. The Funds have the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in their portfolios or to purchase securities which carry a demand feature or put option which permit a Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by each Fund for all such transactions.
       The amount payable to a Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Funds paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       A Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by a Fund, although each Fund may sell the underlying securities to a third party at any time. The Funds expect that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, a Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       A Fund may enter into put transactions only with broker-dealers (in accordance with the rules of the SEC) and banks which, in the opinion of the Funds' investment adviser, present minimal credit risks. The Funds' investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by each Fund. The Funds' ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer should default on its obligation to purchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Funds intend to enter into put transactions solely to maintain portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

Special Risk Factors Related to Investing In Municipal Securities and Securities Issued by the State of Florida
       It should be noted that municipal securities may be adversely affected by local political and economic conditions and developments within a state. For example, adverse conditions in a significant industry within Florida
                                       10                                 65382B
may from time to time have a correspondingly adverse effect on specific issuers within Florida or on anticipated revenue to the State itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues.
       Under current law, the State of Florida is required to maintain a balanced budget so that current expenses are met from current revenues. Florida does not currently impose a tax on personal income. It does impose a tax on corporate income derived from activities within the State. In addition, Florida imposes and ad valorem tax on certain intangible property as well as sales and use taxes. These taxes are the principal source of funds to meet State expenses, including repayment of, and interest on, obligations backed solely by the full faith and credit of the State.
       Florida's Constitution permits the issuance of state municipal obligations pledging the full faith and credit of the State, with a concurring vote by the respective electors, to finance or refinance capital projects authorized by the Legislature. The State Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on state bonds pledging the full faith and credit of the State as they become due. All State tax revenues, other than trust funds dedicated by the State Constitution for other purposes, are available for such an appropriation, if required.
       On the other hand, municipalities and other political subdivision of the State principally rely on combination of ad valorem taxes on real property, user fees and occupational license fees to meet their day-to-day expenses including the repayment of principal of, and interest on, their obligations backed by their full faith and credit. (Revenue bonds, of course, are dependent on the revenue generated by a specific facility or enterprise.)
       Florida has experienced substantial population increases as a result of migration to Florida from other areas of the U.S. and from foreign countries. This population growth is expected to continue, and it is anticipated that corresponding increases in State revenues will be necessary during the next decade to meet increased burdens on the various public and social services provided by the State.
       Florida's ability to meet increasing expenses will be dependent in part upon the State's continued ability to foster business and economic growth.

Options and Futures. The Funds may engage in options and futures transactions. Options and futures transactions are intended to enable a Fund to manage market or interest rate risk. The Funds do not use these transactions for speculation or leverage.
       The Funds may attempt to hedge all or a portion of their portfolios through the purchase of both put and call options on their portfolio securities and listed put options on financial futures contracts for portfolio securities. The Funds may also write covered call options on their portfolio securities to attempt to increase their current income. The Funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.
       The Funds may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Funds also may write straddles (combinations of covered puts and calls on the same underlying security). The Funds may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.
       The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Funds receive a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Funds might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Funds might become obligated to purchase the underlying securities for more than their current market price upon exercise.
                                       11                                 65382B

       A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund would enter into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. A Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
       The Funds may also enter into financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest rates or securities prices. A futures contract on securities is an agreement to buy or sell securities during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Funds do not make payment or deliver securities upon entering into a futures contract. Instead, they put down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.
       The Funds may sell or purchase other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Funds sell futures contracts in order to offset a possible decline in the profit on their securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines.
       The Funds may enter into closing purchase and sale transactions in order to terminate a futures contract and may buy or sell put and call options for the purpose of closing out their options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics of Options and Futures. Although options and futures transactions are intended to enable the Funds to manage market or interest rate risks, these investment devices can be highly volatile, and the Funds' use of them can result in poorer performance (i.e., the Funds' return may be reduced). The Funds' attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contracts and any related options to react to market changes differently than the portfolio securities. In addition, the Funds' investment adviser could be incorrect in its expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds' investment adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Fund may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds' investment adviser will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.
                                       12                                 65382B

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate.
       The Funds may invest in derivatives only if the expected risks and rewards are consistent with their objectives and policies.
       Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause a Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.
--------------------------------------------------------------------------------
                       ORGANIZATION AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
ORGANIZATION
Fund Structure. Each Fund is an investment pool, which invests shareholders' money toward a specified goal. In technical terms, each Fund is a non-diversified series of an open-end, management investment company, except for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which is diversified, called Evergreen Municipal Trust (the "Trust"). The Trust is a Delaware business trust organized on September 17, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders participate in dividends and distributions from the Funds' assets and have equal liquidation and other rights. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Funds may establish additional classes or series of shares.
       The Funds do not hold annual shareholder meetings; the Funds may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect Trustees. If any matters are to be voted on by shareholders, each share owned as of the record date for the meeting would be entitled to one vote for each dollar of net asset value applicable to each share.
SERVICE PROVIDERS
Investment Adviser. The investment adviser to the Funds is FUNB, a subsidiary of First Union Corporation ("First Union"). First Union and FUNB are located at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S.
       Each Fund pays FUNB an annual management fee. See "Expense Information" and "Financial Highlights" for the percentage of average net assets each Fund, other than EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND, paid to FUNB for the fiscal period ended August 31, 1997. EVERGREEN FLORIDA MUNICIPAL BOND FUND and EVERGREEN MARYLAND MUNICIPAL BOND FUND each pay FUNB an annual management fee equal to 0.50% of the Fund's average daily net assets.

Portfolio Managers. The portfolio manager for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN MARYLAND MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.
       Richard K. Marrone has been the portfolio manager for EVERGREEN FLORIDA MUNICIPAL BOND FUND since 1998, for EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND since 1993 and for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND since its inception in 1995. Since joining First Union in 1993, Mr. Marrone has been a Vice
                                       13                                 65382B

President and Senior Fixed Income Portfolio Manager. From 1982-1993, Mr. Marrone was a portfolio manager for mutual and common trust funds at Woodbridge Capital Management.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116, acts as the Funds' transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Funds' custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of the Funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds. As administrator, and subject to the supervision and control of the Trust's Board of Trustees, EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of each Fund at a rate based on the total assets of all the mutual funds advised by First Union subsidiaries. The administration fee is calculated in accordance with the following schedule:

Administration Fee
------------------
      0.050%            on the first $7 billion
      0.035%            on the next $3 billion
      0.030%            on the next $5 billion
      0.020%            on the next $10 billion
      0.015%            on the next $5 billion
      0.010%            on assets in excess of $30 billion

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------
HOW TO BUY SHARES
       Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone Investment Management Company ("Keystone"), or their affiliates.
       Eligible investors may purchase Class Y shares of any Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing to the Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.
       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information.

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that class by the outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an
                                       14                                 65382B
investor's account to reimburse the Fund or its investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.
HOW TO REDEEM SHARES
       You may "redeem" (i.e., sell) your Class Y shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either directly by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is the net asset value adjusted for fractions of a cent next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to a Fund, c/o ESC: the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The Funds and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and ESC's policies.
       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESCs offices are closed). Redemption requests received after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank.
       In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. A Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.
       Except as otherwise noted, the Funds, ESC, and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line, or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC, and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.
                                       15                                 65382B

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any 90 day period for any one shareholder. EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same class in the other Evergreen funds through your financial intermediary, by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen fund, is subject to the minimum investment and suitability requirements of the Fund.
       Each of the Evergreen funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. Exchange requests received by a Fund after 4:00 p.m. (eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, a Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or call the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan, you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.
                                       16                                 65382B

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the application. Under this Plan, you may receive (or designate a third party to receive) a monthly or quarterly fixed-withdrawal payment in a stated amount of at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gains distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.
       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make, and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity Plans; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts; Pension and Target Benefit and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.
BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB is subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Funds' shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Funds would suffer any adverse financial consequences.
                                       17                                 65382B

--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Funds intend to declare dividends from net investment income daily and distribute to their shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of a Fund are redeemed before a dividend has been declared.
       Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.
       Each Fund intends to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Funds anticipate meeting such distribution requirements.
       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.
       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary dividend income and capital gain dividends are taxable as net long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, net long-term capital gains realized by an individual on assets held for more than 18 months will generally be taxed at a maximum rate of 20%. Net long-term capital gains realized by an individual on assets held for more than 12 months and 18 months or less will generally be taxed at a maximum rate of 28%. The rate applicable to corporations is 35%.
       Since each Fund's gross income is ordinarily expected to be tax-exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the application, or on a separate form supplied by the Fund's transfer agent, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.
                                       18                                 65382B

       Set forth below are brief descriptions of the personal income tax status of an investment in each of the Funds under Florida, Georgia, Maryland, North Carolina, South Carolina, and Virginia tax laws currently in effect. Income from a Fund is not necessarily free from state income taxes in states other than its designated state. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local laws.
       EVERGREEN FLORIDA MUNICIPAL BOND FUND AND EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND. Florida does not currently impose a state income tax on individuals. Thus, individual shareholders of the Funds will not be subject to any Florida state income tax on distributions received from the Funds. However, certain distributions will be taxable to corporate shareholders which are subject to Florida corporate income tax. Florida currently imposes an intangibles tax at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax exempt securities of Florida issuers, U.S. government securities and tax exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. Shares of the Funds will also be exempt from the Florida intangibles tax if the portfolio consists exclusively of securities exempt from the intangibles tax on the last business day of the calendar year. If the portfolio consists of any assets which are not so exempt on the last business day of the calendar year, however, only the portion of the shares of the Funds which relate to securities issued by the U.S. and its possessions and territories will be exempt from the Florida intangibles tax, and the remaining portion of such shares will be fully subject to the intangibles tax, even if they partly relate to Florida tax exempt securities.
       EVERGREEN GEORGIA MUNICIPAL BOND FUND. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the U.S. or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.
       Shareholders of EVERGREEN MARYLAND MUNICIPAL BOND FUND who are subject to Maryland state and local income tax will not be subject to tax in Maryland on dividends paid by the Portfolio to the extent that they are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions, interest on obligations of the U.S. or its possessions and territories, or gains realized from the disposition of either of these categories of obligations (with the express exception of dividends attributable to gain from the disposition of obligations of a U.S. territory or possession which are subject to Maryland state and local income tax). Dividends attributable to interest on obligations issued by states other than Maryland and income from repurchase agreements are subject to Maryland state and local income tax.
       EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND. Under existing North Carolina law, shareholders of the Fund will not be subject to individual or corporate North Carolina income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations issued by North Carolina and political subdivisions thereof, or (2) interest on obligations of the U.S. or its territories or possessions. However, for corporate shareholders, the exemption is limited to $15,000 per year, and otherwise exempt income from the Fund will be subject to a corporate income tax. Distributions, if any, derived from Fund net capital gains or other sources generally will be taxable for North Carolina income tax purposes to shareholders of the Fund who are subject to the North Carolina income tax.
       EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND. Under existing South Carolina law, shareholders of the Fund will not be subject to individual or corporate South Carolina income taxes on Fund distributions to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest on obligations of the State of South Carolina, or any of its political subdivisions, (2) interest on obligations of the U.S., or (3) interest on obligations of any agency or instrumentality of the U.S. that is prohibited by federal law from being taxed by a state or any political subdivision of a state. Distributions, if any, derived from Fund net capital gains or other sources, generally will be taxable for South Carolina income tax purposes to shareholders of the Fund who are subject to South Carolina income tax.
       EVERGREEN VIRGINIA MUNICIPAL BOND FUND. Under existing Virginia law, shareholders of the Fund will not be subject to individual or corporate Virginia income taxes on distributions received from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to interest earned on (1) obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof, or (2) obligations issued by a territory or possession of the U.S. or any subdivision thereof
                                       19                                 65382B
which federal law exempts from state income taxes. Distributions, if any, derived from Fund net capital gains or other sources generally will be taxable for Virginia income tax purposes to shareholders of the Fund who are subject to Virginia income tax.
     Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.
     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI.
GENERAL INFORMATION
     The portfolio turnover rates for each Fund are set forth under "Financial Highlights."

Portfolio Transactions. Consistent with the Conduct Rules of the NASD, and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of broker-dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y (except for EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN MARYLAND MUNICIPAL BOND FUND and EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND which each offer four classes of shares, Class A, Class B, Class C and Class Y) and may in the future offer additional classes. Class Y shares are the only class of shares offered by this prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and
(iii) investment advisory clients of FUNB or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. Investors should telephone (800) 343-2898 to obtain more information on other classes of shares.

Performance Information. From time to time, a Fund may quote its "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund. A Fund's total return for each such period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, dividends and capital gains distributions paid on shares of a Fund are assumed to have been reinvested when paid and the maximum sales charges applicable to purchases of the Fund's shares are assumed to have been paid.
       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.
       Each Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-
                                       20                                 65382B
exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.
       Performance data may be included in any advertisement or sales literature of a Fund. These advertisements may quote performance rankings or ratings of the Fund by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. or compare the Fund's performance to various indices. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest 12-month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be indicative of future results.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from EVERGREEN EVENTS, a quarterly magazine provided to Evergreen fund shareholders.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       21                                 65382B

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  TRANSFER AGENT
  Evergreen Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121 LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 DISTRIBUTOR
  Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019
  65382                                                              536118rev03
65382C

                          EVERGREEN MUNICIPAL TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            EVERGREEN MUNICIPAL TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                       SOUTHERN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1998

           EVERGREEN FLORIDA MUNICIPAL BOND FUND (THE "FLORIDA FUND") EVERGREEN GEORGIA MUNICIPAL BOND FUND (THE "GEORGIA FUND")
    EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND (THE "NORTH CAROLINA FUND") EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (THE "SOUTH CAROLINA FUND")
          EVERGREEN VIRGINIA MUNICIPAL BOND FUND (THE "VIRGINIA FUND") EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (THE "FLORIDA HIGH INCOME
    FUND")  EVERGREEN MARYLAND MUNICIPAL BOND FUND (THE "MARYLAND FUND")
                    (EACH A "FUND"; TOGETHER, THE "FUNDS")

                  EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                    INVESTMENT COMPANY  KNOWN AS EVERGREEN
                          MUNICIPAL TRUST (THE "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the prospectuses dated March 1, 1998 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A and Class B shares of each Fund and Class C shares of the Florida Fund and one offering Class Y shares of each Fund. You may obtain either of these prospectuses from Evergreen Distributor, Inc.






                                                       22987

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                                TABLE OF CONTENTS



FUND INVESTMENTS.......................................................3
           General Information.........................................3
         Fundamental Policies..........................................9
         Investment Guidelines........................................10
MANAGEMENT OF THE TRUST...............................................12
PRINCIPAL HOLDERS OF FUND SHARES......................................15
INVESTMENT ADVISORY AND OTHER SERVICES................................18
         Investment Adviser...........................................18
         Investment Advisory Agreements...............................18
         Distributor..................................................20
         Distribution Plans and Agreements............................20
         Additional Service Providers.................................21
BROKERAGE.............................................................22
          Selection of Brokers........................................22
         Brokerage Commissions........................................22
         General Brokerage Policies...................................23
TRUST ORGANIZATION....................................................23
         Form of Organization.........................................23
         Description of Shares........................................23
         Voting Rights................................................23
         Limitation of Trustees' Liability............................24
PURCHASE, REDEMPTION AND PRICING OF SHARES............................24
         How the Funds Offer Shares to the Public.....................24
           Contingent Deferred Sales Charge...........................25
         Sales Charge Waivers or Reductions...........................25
         Exchanges....................................................28
         Calculation of Net Asset Value Per Share.....................28
         Valuation of Portfolio Securities............................28
         Shareholder Services.........................................29
PRINCIPAL UNDERWRITER.................................................29
ADDITIONAL TAX INFORMATION............................................30
          Requirements for Qualification as a
            Registered Investment Company.............................30
          Taxes on Distributions......................................30
          Taxes on the Sale or Exchange of Fund Shares................32
          Other Tax Considerations....................................32
FINANCIAL INFORMATION.................................................33
ADDITIONAL INFORMATION................................................37
APPENDIX A............................................................A-1
APPENDIX B............................................................B-1
APPENDIX C............................................................C-1
APPENDIX D............................................................D-3
APPENDIX E............................................................E-1
APPENDIX F............................................................F-1
APPENDIX G............................................................G-5
APPENDIX H............................................................H-1


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                                FUND INVESTMENTS


GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Funds.

Municipal Bonds

         The Funds may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The Funds may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Funds may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service ("Moody's") and Fitch Investor Services, L.P. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require a Fund to sell the bond, but a Fund's investment adviser would consider such events in determining whether a Fund should continue to hold it.

         The ability of a Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may

                                                       22987
                                                         3
otherwise restrict a Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by a Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in a Fund's investment objectives and policies or dissolution of a Fund.

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

              (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)   Farmers Home Administration;

           (iii)   Federal Home Loan Banks;

            (iv)   Federal Home Loan Mortgage Corporation;

             (v)   Federal National Mortgage Association; and

            (vi)   Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.


                                                       22987
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



        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income, each Fund may lend portfolio securities to broker-dealers and other financial institutions. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the

                                                       22987
                                                         5
collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.

Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.





                                                       22987
                                                         6

Options

         The Funds may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Adviser to be a favorable price and rate of return for securities the Fund intends to purchase.

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market

                                                       22987
                                                         7
will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying a Fund's futures position and the securities held by or to be purchased for a Fund. Each Fund's Adviser will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Funds will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.


                                                       22987
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



High Yield, High Risk Bonds

         Each Fund other than the Florida High Income Fund may invest up to 20% of its assets in bonds rated BB or B by S&P or Fitch or rated Ba or B by Moody's. The Florida High Income Fund will, under normal market conditions, invest at least 65% of its total assets in municipal securities rated BBB through C-1 by S&P or Baa through C by Moody's or in unrated municipal securities. (For more information about bond ratings, see Appendices F and G.) Bonds rated below BBB by S&P or Fitch or below Baa by Moody's, commonly known as "junk bonds," offer high yield, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality municipal bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) a Fund's ability to sell the bond and
(c) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

FUNDAMENTAL POLICIES

         The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940 , as amended (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         The Florida High Income Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Each Fund other than the Florida High Income Fund is nondiversified.



                                                       22987
                                                         9

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

Issuing Senior Securities

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Investment in Federally Tax Exempt Securities

         Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for Funds with the words tax exempt, tax free or municipal in their names.

INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

                                                       22987
                                                        10

Diversification

         To remain classified as a diversified investment company under the 1940 Act, the Florida High Income Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         As a nondiversified investment company, each Fund other than Florida High Income Fund is not subject to the limitations imposed on diversified investment companies under the 1940 Act, but it must meet other diversification requirements as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under the Code, a RIC is permitted to invest 50% of its total assets in two issuers (i.e., 25% each); the remaining 50% of its total assets must be diversified according to the 5% and 10% limits described above.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Concentration

         For purposes of the investment restriction on concentration, the phrase "securities of issuers primarily engaged in any particular industry" includes industrial development bonds from the same facility or similar types of facilities. Otherwise, each Fund may invest more than 25% of its assets in industrial development bonds. Also, governmental issuers are not considered to be members of an industry for concentration purposes.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the

                                                       22987
                                                        11
nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.


                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management Corporation (investment advice).

K. Dun Gifford                         Trustee                       Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus and
                                                                     Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting); and former Director,
                                                                     Keystone Investments, Inc.


                                                       22987
                                                        12




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix Total
                                                                     Return Fund and Equifax, Inc.; Trustee of Phoenix
                                                                     Series Fund, Phoenix Multi-Portfolio Fund, and The
                                                                     Phoenix Big Edge Series Fund; and former President,
                                                                     Morehouse College.


Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt  Pettit*                Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                  Trustee                            Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.


                                                       22987
                                                        13




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
William J. Tomko**                   President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BYSIS Fund Services.

George O. Martinez**                 Secretary                       Senior Vice President and Director of
(DOB: 3/11/59)                                                       Administration and Regulatory Services, BISYS
                                                                     Fund Services; Vice President/Assistant General
                                                                     Counsel, Alliance Capital Management from 1988
                                                                     to 1995.

*This Trustee may be considered an interested trustee within the meaning of the 1940 Act.
**Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

         The officers of the Trust are all officers and/or employees of BISYS Fund Services.

Trustee Compensation

          Listed below is the Trustee compensation for the fiscal year ended August 31, 1997.


TRUSTEE                         COMPENSATION FROM           COMPENSATION FROM
                                TRUST                       TRUST AND FUND
                                                            COMPLEX
Laurence B. Ashkin              $3,176                      $56,200
Charles A.Austin III *          -0-                         $48,200
K. Dun Gifford*                 -0-                         $39,600
James S. Howell                 $3,979                      $89,229
Leroy Keith Jr.*                -0-                         $45,200
Gerald M. McDonnell             $3,154                      $81,001
Thomas L. McVerry               $3,820                      $81,468
William Walt Pettit             $3,483                      $79,009
David M. Richardson*            -0-                         $48,200
Russell A. Salton,III           $3,501                      $81,601
Michael S. Scofield             $5,572                      $77,501
Richard J. Shima                $4,180                      $58,667

*Not a Trustee of the Trust during the relevant fiscal period.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each fund as of December 26, 1997 for the Maryland Fund and January 30, 1998 for the other funds.

FLORIDA FUND CLASS A
MFPF&S for the Sole Benefit of         5.812%
its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 3rd FL
Jacksonville, FL 32246-6484

FLORIDA FUND CLASS B
MFPF&S for the Sole Benefit of         11.356%
its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 3rd FL
Jacksonville, FL 32246-6484

FLORIDA FUND CLASS Y
First Union National Bank              98.706%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

FLORIDA HIGH INCOME FUND CLASS A
MLPF&S for the Sole Benefit of         10.664%
its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS B
MLPF&S for the Sole Benefit of         10.644%
its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS Y
First Union National Bank              84.514%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              8.118%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

GEORGIA FUND CLASS A
FUBS & Co. FEBO                        9.784%
Lee R. Meadows and
Mary Lee Meadows
1270 Hicks Cir SW
Conyers, GA 30207-4221

FUBS & Co. FEBO                        5.913%
William F. Hill Jr. and Marvin Hill
P O Box 554 Silver Creek, GA 30173-0554

FUBS & Co. FEBO                        5.339%
Samuel A Barber
Velma H Barber
4852 Banner Elk Drive
Stone Mountain, GA 30083

FUBS & Co. FEBO                        5.065%
Larry N Merritt
Ann C Merritt
310 Chinquapin Drive
Marietta, GA 30064-3506

GEORGIA FUND CLASS B
None

GEORGIA FUND CLASS Y
First Union National Bank              97.307%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

NORTH CAROLINA FUND CLASS A
None

NORTH CAROLINA FUND CLASS B
None

NORTH CAROLINA FUND CLASS Y
First Union National Bank              99.167%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

SOUTH CAROLINA FUND CLASS A
MLPF&S for the Sole Benefit of         28.210%
its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 3rd FL
Jacksonville, FL 32246-6484

FUBS & Co. FEBO                        16.111%
Charles W. Lombard Trust
Charlotte Lombard and
Warren Prout Co-tees
U/A/D 5/4/94
Boone, NC 28607

FUBS & Co. FEBO                        8.770%
Warren A. Ransom Jr.
Laurie P. Ransom
1162 East Parkview Place
Mount Pleasant, SC 29464-7909

First Union Brokerage Services         7.938%
Ann D. Schwab
A/C 7448-7777
2189 Windy Oaks Rd.
Ft. Mills, SC 29715

FUBS & Co. FEBO                        5.107%
Charles Dean Turner
103 Carolina Club Drive
Spartanburg, SC 29306-6601

SOUTH CAROLINA FUND CLASS B
FUBS & Co. FEBO                        6.141%
Ruby B. Motsinger and
Joseph G. Motsinger JTTENCOM
550 Brandon Rd.
Clover, SC 29710-9667

SOUTH CAROLINA FUND CLASS Y
First Union National Bank              93.090%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              6.329%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

VIRGINIA FUND CLASS A
Duff M Green                           7.965%
638 Kings Highway
Fredericksburg, VA 22405-3156

FUBS & Co. FEBO                        6.334%
David A. Hetzer and Iris L. Hetzer
5009 Laburch Lane
Annandale, VA 22003-6019

VIRGINIA FUND CLASS B
FUBS & Co. FEBO                        5.982%
Patsy B. Williams and
Harry S. Williams
P O Box 888
Marion, VA 24354

VIRGINIA FUND CLASS Y
First Union National Bank              98.111%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

MARYLAND FUND CLASS A
Stephens Inc.                          24.95%
P.O. Box 34127
Little Rock, AR 72203

MARYLAND FUND CLASS B
None

MARYLAND FUND CLASS C
None

MARYLAND FUND CLASS Y
Bova & Co.                             100.00%
P.O. Box 26311
Richmond, VA 23260

                   INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     The investment adviser to each Fund (the "Adviser") is the Capital Management Group ("CMG") of First Union National Bank ("FUNB"), 201 South College Street, Charlotte, North Carolina 28288. FUNB is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Adviser is entitled to receive from the Florida High Income Fund an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser is entitled to receive from each of the other Funds an annual fee equal to 0.50% of each Fund's average daily net assets.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each if its Funds, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreements") . Under the Advisory Agreements, and subject to the supervision of the Trust's
Board of Trustees, the Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates;
(10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the Securities and Exchange Commission and other authorities; and all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment adviser. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Note: Information regarding Class C shares is relevant to the Florida Fund only.

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A and Class B shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         The Adviser may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker/dealers or other persons for distributing shares of a fund. In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to the Funds, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds advised by First Union subsidiaries. The fee paid to EIS is calculated in accordance with the following schedule: 0.050% on the first $7 billion; 0.035% on the next $3 billion; 0.030% on the next $5 billion; 0.020% on the next $10 billion; 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is Box 2121, Boston, Massachusetts 02106-2121.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund other than the Florida High Income Fund.

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, 10036, audits the annual financial statements of the Florida High Income Fund.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                BROKERAGE

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for each Fund, the Adviser seeks the best execution of orders at the most favorable prices. The Adviser determines whether a broker has provided each Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

BROKERAGE COMMISSIONS

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         The Adviser makes investment decisions for each Fund independently from those of its other clients. It may frequently develop, however, that the Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, the Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

         The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                            TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "Evergreen Municipal Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge," below).

Class B Shares

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:


  REDEMPTION TIMING                                                 CDSC RATE

  Month of purchase and the first twelve-month
           period following the month of purchase......................5.00%
  Second twelve-month period following the month of purchase...........4.00%
  Third twelve-month period following the month of purchase............3.00%

   Fourth twelve-month period following the month of purchase..........3.00%
   Fifth twelve-month period following the month of purchase...........2.00%
   Sixth twelve-month period following the month of purchase...........1.00%
   Thereafter..........................................................0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares (Florida Fund only)

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of CMG, Evergreen Asset, Keystone Investment Management Company, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, Evergreen Distributor, Inc., any broker-dealer with whom Evergreen Distributor, Inc., has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawals made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Merrill Lynch Plans

         Class  A  and  B  shares  are  made  available  to   employer-sponsored
retirement or savings plans ("Plans") without a sales charge if:

         (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) the Plan is record kept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion.

EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the Prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         (2) Short-term investments with remaining maturities of sixty days or less are carried at amortized cost, which approximates market.

         (3)  Securities  for  which   valuations  are  not  available  from  an
independent pricing service, including restricted securities, are valued at fair value according to procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                            PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ( "Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

          Each Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this requirement is repealed for Fund fiscal years beginning after August 5, 1997); and (iii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any). Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         Each Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax adviser concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, a Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Funds do not presently anticipate, however, that such unusual circumstances will occur.

          Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Also, a shareholder must treat as long-term capital gains or losses any capital gains or losses on Fund shares held for more than one year. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                           FINANCIAL INFORMATION

Expenses

         The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."


                                                                                       Total                  Underwriting
                                Advisory          Class A          Class B             Underwriting           Commissions
                                Fees              12b-1 Fees       12b-1 Fees          Commissions            Retained
==============================  ================  ================ =================== =====================  ===============
1997 Fund Expenses
------------------------------
Florida                         $791,322           $275,983*       $298,114            $236,607               $22,335
Georgia                          $66,245             $5,499         $96,055             $22,854                $2,488
North Carolina                  $305,634            $20,523        $490,164             $35,137                $2,377
South Carolina                   $58,299             $2,271         $45,393              $5,744                  $710
Virginia                         $70,972             $7,230         $61,471             $14,653                $1,596
Florida High Income             $813,790           $235,662        $383,197            $757,824               $34,454
Maryland                        $273,851            $73,620            --                 --                    --
------------------------------
1996 Fund Expenses
------------------------------
Florida                         $803,741           $240,978        $287,825             $49,589              $5,996
Georgia                          $63,102             $5,047         $84,596              $7,300                $875
North Carolina                  $306,892            $20,833        $500,469             $16,557                $154
South Carolina                   $40,781             $1,917         $39,896              $1,447              $2,228
Virginia                         $51,952             $6,048         $57,906             $20,400              $2,033
Florida High Income             $477,128           $169,651        $106,733            $276,615             $29,467
Maryland                        $315,941            $82,278           --                   --                   --
------------------------------



                                                        33




Virginia
------------------------------     $70,972             $7,230         $61,471             $14,653                $1,596
------------------------------
1995 Fund Expenses
------------------------------
Florida                           $243,413          $59,721            $37,405             $87,755                $4,301
Georgia                            $32,646           $2,856            $49,968             $56,210                $4,220
North Carolina                    $190,284          $13,739           $319,719            $123,175                $7,843
South Carolina                     $13,154             $788            $20,125             $35,241                $3,595
Virginia                           $23,156           $3,127            $30,267             $45,713                $2,320
Florida High Income               $123,320          $41,690             $2,087            $196,614               $24,672
Maryland                          $316,194          $80,136               --                   --                  --
==============================  ================  ================ =================== ====================  ============

*Of this amount, $191,541 was waived by the Distributor.

Advisory Fee Waivers

         In accordance with voluntary expense limitations in effect during the fiscal year ended September 30, 1997 for the Maryland Fund and August 31, 1997 for the other Funds, each Fund's Adviser voluntarily reimbursed or waived advisory fees, as follows:


Florida                         $81,274
Georgia                         $66,245
North Carolina                       $0
South Carolina                  $58,299
Virginia                        $70,972
Florida High Income            $330,629
Maryland                             $0
============================= ===============

Brokerage Commissions

         The Funds paid no brokerage commissions during 1997, 1996 and 1995.

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 1997 for the Maryland Fund and August 31, 1997 for the other Funds are as follows:



                                                                              SINCE             INCEPTION
                                   ONE YEAR            FIVE YEARS           INCEPTION             DATE
Florida
   Class A                           3.88%                5.92%               7.47%              5/11/88
   Class B                           3.06%                  -                 5.03%              6/30/95
   Class Y                           9.14%                  -                 7.38%              6/30/95
Georgia
   Class A                           3.57%                  -                 3.63%              7/2/93
   Class B                           2.93%                  -                 3.73%              7/2/93
   Class Y                           9.00%                  -                 5.73%              2/28/94
North Carolina
   Class A                           3.93%                  -                 4.79%              1/11/93
   Class B                           3.30%                  -                 4.85%              1/11/93
   Class Y                           9.39%                  -                 5.51%              2/28/94
South Carolina
   Class A                           4.14%                  -                 4.06%              1/3/94
   Class B                           3.52%                  -                 3.99%              1/3/94
   Class Y                           9.60%                  -                 6.62%              2/28/94
Virginia
   Class A                           3.87%                  -                 3.90%              7/2/93
   Class B                           3.24%                  -                 3.98%              7/2/93
   Class Y                           9.32%                  -                 6.06%              2/28/94
Florida High Income
   Class A                           5.51%                7.33%               7.34%              6/17/92
   Class B                           4.95%                  -                 6.24%              7/10/95
   Class Y                          11.04%                  -                 8.47%              9/20/95
Maryland
   Class A                           4.87%                5.33%               6.01%             10/30/90
   Class Y                           7.19%                5.56%               6.18%             10/30/90
============================= ===================  =================== =================== ===================

Current and Tax Equivalent Yields

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended September 30, 1997 for the Maryland Fund and August 31, 1997 for the other Funds, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

                                                    30-DAY YIELD                                   TAX-EQUIVALENT YIELD
================================= =================================================  ==============================================
FUND                COMBINED      CLASS A          CLASS B          CLASS Y          CLASS A         CLASS B          CLASS Y
                    FEDERAL &
                    STATE TAX
                    RATE (1)
==================  ============= ================ ===============  ===============  =============== ================ =============
Florida                  28%           4.94%            4.02%            5.02%            6.86%           5.58%            6.97%
Georgia                  34%           4.80%            4.04%            5.05%            7.27%           6.12%            7.65%
North Carolina           28%           4.67%            3.92%            4.92%            6.49%           5.44%            6.83%
South Carolina           35%           4.65%            3.90%            4.90%            7.15%           6.00%            7.54%
Virginia               33.25%          4.78%            4.03%            5.03%            7.16%           6.04%            7.54%
Florida High             28%           5.48%            4.73%            5.73%            7.61%           6.57%            7.96%
   Income
Maryland                 28%           3.10%             --              3.35%            4.31%             --             4.65%
==================  ============= ================ ===============  ===============  =============== ================ =============

(1) Assumed for purposes of this chart. Your tax may vary.

Method of Computing Offering Price for Class A Shares

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period.


FUND               DATE     NET ASSET VALUE  PER SHARE SALES  OFFERING PRICE PER
                                               CHARGE          SHARE
Florida            8/31/97   $9.98             4.75%           $10.48
Georgia            8/31/97   $9.90             4.75%           $10.39
North Carolina     8/31/97   $10.37            4.75%           $10.89
South Carolina     8/31/97   $10.08            4.75%           $10.58
Virginia           8/31/97   $10.05            4.75%           $10.55
Florida High
  Income           8/31/97   $10.89            4.75%           $11.43
Maryland           9/30/97   $10.91            4.75%           $11.52
================   ========= ===============  ================================

Financial Statements

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


                           ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

22987
                                                        37

                                   APPENDIX A

                    ADDITIONAL INFORMATION CONCERNING FLORIDA


        The performance of the Florida Fund and the Florida High Income Fund is susceptible to various statutory, political and economic factors unique to the State of Florida. The information summarized below describes some of the more significant factors that could affect the ability of the bond issuers to repay interest and principal on securities acquired by each Fund. Such information is derived from various public sources all of which are available to investors generally and which each Fund believes to be accurate.

State Economy

         General. Florida is the nation's fourth most populous state with an estimated population of 14,400,000 as of April 1, 1996. Only California, New York and Texas have populations larger than Florida. The State's population grew from 6,800,000 in 1970 to 12,900,000 in 1990 and to an estimated 14,400,000 in
1996. This represents an 11.4% growth since the 1990 Census. Florida's population is primarily an urban population with approximately 85% of its population located in urbanized areas. The University of Florida, Bureau of Economic and Business Research projects Florida's population will exceed 17,800,000 by April 1, 2010.

         Economic Condition and Outlook. The current Florida Economic Consensus Estimating Conference (February 28, 1997) forecast shows that the Florida economy is expected to grow at a moderate pace along with the nation, but will continue to outperform the U.S. as a whole as a result of relatively rapid population growth. Total non-farm employment is expected to increase 2.8% for fiscal year ("FY") 1997-98 fiscal year which began July 1, 1997. By the end of 1997-98, non-farm employment is expected to reach an average of 6.5 million. Trade and service employment, the two largest sectors, account for more than half of total non-farm employment. Florida's unemployment rate is forecasted at 5.1% for 1997, then to rise to 5.2% in 1998 and 5.3% in 1999. Payrolls are projected to increase 3.2% for 1997-98, 2.7% for 1998-99 and 2.5% for 1999-
2000.

         Tourism is an important element of Florida's economy and the number of out-of-state visitors grew 5.2% during 1996, surpassing the 43 million visitor count for the first time. 1997 estimates project an increase of 1.7% or 720,000 visitors over 1996's record level.

Florida's Budget Process

         Balanced Budget Requirement. Florida's constitution requires an annual balanced budget. In addition, the constitution requires a Budget Stabilization Fund equal to 4% of the last fully completed fiscal year's net revenue collections for the General Revenue Fund for FY 1997-1998 and 5% for FY 1998-1999 and thereafter.

         State Revenue Limitations. On November 8, 1994, the citizens of Florida enacted a Constitutional Amendment on state revenue. This amendment provides that the rate of growth in state revenues is limited to no more than the growth rate in Florida personal income. Revenue growth in excess of the limitation is to be deposited into the Budget Stabilization Fund unless two-thirds of the members of both houses of the Legislature vote to raise the limit. The revenue limit is determined by multiplying the average annual growth rate in Florida personal income over

22987
                                                        A-1
the previous year.

         State revenues are defined as taxes, licenses, fees, and charges for services. Based on current estimates by the Revenue Estimating Conference, the maximum amount of state revenue permitted in FY 1997- 98 is calculated at $22,619.9 million. The Revenue Estimating Conferences's projection of state revenues subject to the limitation for FY 1997-98 is $21,848.2 million, leaving excess capacity available under the limit of $771.7 million.

         Budget Stabilization Fund. The Budget Stabilization Fund was established in FY 1994-95 with an amount equal to 1 percent of the prior fiscal year's net revenue collections. This fund is scheduled to receive a higher percentage from the General Revenue Fund every fiscal year with a minimum of 5 percent by FY 1998-99. In the Governor's Recommended Budget, the Budget Stabilization Fund is required to be funded at 4 percent, or $586 million.

         Budget Process. Chapter 216, Florida Statutes ("FS"), promulgates the process used to develop the budget for the State of Florida. By September 1 of each year, the head of each State agency and the Chief Justice of the Supreme Court for the Judicial Branch submit a final annual legislative budget request to the Governor and Legislature. Then, at least 45 days before the scheduled annual legislative session in each year, the Governor, as Chief Budget Officer, submits his recommended budget to each legislator.

         The Governor also provides estimates of revenues sufficient to fund the recommended appropriations. Estimates for the General Revenue Fund, Budget Stabilization Fund and Working Capital Fund are made by the Revenue Estimating Conference. This group includes members of the executive and legislative branches with forecasting experience who develop official information regarding anticipated State and local government revenues as needed for the State budgeting process. In addition to the Revenue Estimating Conference, other consensus estimating conferences cover national and state economics, national and state demographics, the state public education system, criminal justice system, social services system, transportation planning and budgeting, the child welfare system, the juvenile justice system and the career education planning process.

         The Governor's recommended budget forms the basis of the appropriations bill. As amended and approved by the Legislature (subject to the line-item veto power of the Governor and override authority of the Legislature), this bill becomes the General Appropriations Act.

         The Governor and the Comptroller are responsible for detecting conditions which could lead to a deficit in any agency's funds and reporting that fact to the Administration Commission and the Chief Justice of the Supreme Court. The Constitution of the State, Article VII, Section 1(d), states, "Provision shall be made by law for raising sufficient revenue to defray the expenses of the State for each fiscal year."

         The Legislature is responsible for annually providing direction in the General Appropriations Act regarding the use of the Working Capital Fund to offset General Revenue Fund deficits. Absent any specific direction to the contrary, the Governor and the Chief Justice of the Supreme Court shall comply with guidelines provided in Section 216.221(5), FS, for reductions in the approved operating budgets of the executive branch and the judicial branch.

         The State of Florida is progressing toward full implementation of a performance-based budgeting system. Chapter 216., FS, designates when each department will be phased into this new budgeting method. Some agencies are already subject to the performance-based budgeting

22987
                                                        A-2
standards and all agencies will be under this new system by the fiscal year ended June 30, 2002. With performance-based budgeting, a department receives a lump-sum appropriation from the Legislature for each designated program at the beginning of the year. The Governor for State agencies or the Chief Justice for the judicial branch is responsible for allocating the amounts among the traditional appropriation categories so that specified performance standards can be met. At any time during the year, the agency head or Chief Justice may transfer appropriations between categories within the performance-based program with no limit on the amount of the transfer in order for the designated program to accomplish its objectives. However, no transfer from any other budget entity may be made into the performance- based program, nor may any funds be transferred from the performance-based program to another budget entity, except pursuant to Section 216.77, FS

         Line Item Veto. Florida's Constitution grants the Governor the power to veto any specific appropriation in a general appropriation bill, but the Governor may not veto any qualification or restriction without also vetoing the appropriation to which it relates. A statement identifying the items vetoed and containing his or her objections thereto must be delivered to the appropriate house in which the bill originated, if in session, otherwise to the Secretary of State. The legislature may reconsider and reinstate the vetoed specific appropriation items by a two-thirds vote of each house.

         Revenues. The State accounts for its receipts using fund accounting. It has established the General Revenue Fund, the working Capital Fund and various other trust funds, which are maintained for the receipt of monies which under law or trust agreements must be maintained separately. The General Revenue Fund consists of all monies received by the State from every source whatsoever which are not allocable to the other funds. Major sources of tax revenues for the General Revenue Fund are the sales and use tax, the corporate income tax, and the intangible personal property tax, which are projected for FY 1997-98 to amount to 71%, 8% and 4%, respectively, of the total receipts of that fund. The Florida Constitution and its statutes mandate that the State budget as a whole and each separate fund within the State budget be kept in balance from currently available revenues for each fiscal year.

    Sales and Use Tax. The greatest single source of tax receipts in Florida is the sales and use tax, which is projected to amount to $11.0 billion for fiscal year 1997-98. The sales tax rate is 6% of the sales price of tangible personal property sold at retail in the state. The use tax rate is 6% of the cash price of fair market value of tangible personal property when it is not sold but is used, or stored for use, in the State. In other words, the use tax applies to the use of tangible personal property in Florida, which was purchased in another state but would have been subject to the sales tax if purchased in Florida. Approximately 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 1% sales surtax within their county. Proceeds from this local option sales surtax can be earmarked for funding county wide bus and rapid transit systems local infrastructure construction and maintenance, medical care for indigents and capital projects for county school districts as set forth in Section 212.055(2), of the Florida Statutes.

         The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. The sales tax also includes a levy on the following: (1) rentals on tangible personal property and accommodations in hotels, motels, some apartments, offices, real estate, parking and storage places in parking lots, garages and marinas for motor vehicles or boats; (ii) admissions to places of amusements, most sports and

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recreation  events;  (iii)  utilities,  except  those  used in  homes;  and (iv)
restaurant meals and expendables used in radio and television broadcasting. Exemptions include: groceries; medicines; hospital rooms and meals; seeds, feeds, fertilizers and farm crop protection materials; purchases by religious,
charitable  and  educational  nonprofit  institutions;   professional  services,
insurance and certain personal service transaction; newspapers; apartments used as permanent dwellings; and kindergarten through community college athletic contests or amateur plays.

    Other State Taxes. Other taxes which Florida levies include the motor fuel tax, intangible property tax, documentary stamp tax, grow receipts utilities tax and severance tax on the production of oil and gas and the mining of solid minerals, such as phosphate and sulfur.

   Government Debt.  Florida maintains a high bond rating from Moody's (Aa), S&P
(AA) and Fitch. (AA) on all State general obligation bonds. Outstanding general obligations bonds have been issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

         Numerous government units, counties, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. State and local government units may issue revenue obligations, which are supported by the revenues generated from the particular projects or enterprises. Examples include obligations issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations are issued to finance the construction of water and sewer systems, health care facilities and educational facilities. In some cases, sewer or water revenue obligations may be additionally secured by the full faith and credit of the State.

   Florida's Constitution generally limits State bonds pledging the full faith and credit of the State, to those necessary to finance or refinance the cost of state fixed capital outlay projects authorized by law, and then only upon approval by a vote of the electors. The constitution further limits the total outstanding principal of such bonds to no more than 50% of the total tax revenues of the State for the two preceding fiscal years, excluding any tax revenues held in trust. Exceptions to the requirement for voter approval are:
(i) bonds issued for pollution control and abatement and solid waste disposal facilities and other water facilities authorized by general law and operated by State or local governmental agencies; and (ii) bonds issued to finance or refinance the cost of acquiring real property or rights thereto for State roads as defined by law, or to finance or refinance the cost of State bridge construction.

         State revenue bonds may be issued without a vote of the electors to finance or refinance the cost of State fixed capital outlay projects authorized by law, as long as they are payable solely from funds derived directly from sources other than State tax revenues. Revenue bonds may be issued to establish a student loan fund, as well as to finance or refinance housing and related facilities so long as repayments come solely from revenues derived from the fund or projects so financed. The Constitution imposes no limit on the principal amount of revenue bonds which may be issued by the State on and Local Governmental Agency. Local Governmental Agencies, such as counties, school boards or municipalities may issue bonds, certificates of indebtedness or any form of tax anticipation certificate, payable from ad valorem taxes and maturing more than 12 months from the date of issuance only: (i) to finance or refinance capital projects authorized by law, and only when approved by a vote of the electors who are property owners living within boundaries of the agency. Generally, ad valorem taxes levied by a Local Governmental Agency may not exceed 10 mills on the value of real estate and tangible personal property unless approved by the electors. Local Governmental Agencies may issue revenue bonds to finance or refinance the cost of capital projects for airports or port facilities or for

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industrial or manufacturing plants, without the vote of electors, so long as the revenue bonds are payable solely from revenues derived from the projects.

   Other Factors. The performance of the obligations issued by Florida, its municipalities, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within Florida. Adverse changes to state-wide, regional or local economies may adversely affect the creditworthiness of Florida municipal bond issuers. Also, some revenue obligations may be issued to finance construction of capital projects which are leased to nongovernmental entities. Adverse economic conditions might affect those lessees' ability to meet their obligations to the respective governmental authority which in turn might jeopardize the repayment of the principal of, or the interest on, the revenue obligations.

Litigation

         Due to its size and broad range of activities, the State is involved in numerous routine legal actions. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable; however, according to the departments involved, the results of such litigation pending or anticipated will not materially affect the State of Florida's financial position. The information disclosed in this Litigation Section has been deemed material by the Florida Auditor General and has been derived from information disclosed in the Florida Comptroller's Annual Report dated January 1, 1997. No assurance can be made that other litigation has not been filed or is not pending which may have a material impact of the State's financial position.

A.       Coastal Petroleum v. State of Florida

         Case No. 90-3195, 2nd Judicial Circuit. This is an inverse condemnation case claiming that the action of the Trustees and Legislature constitute a taking of Coastal's leases for which compensation is due. The Circuit judge granted the State's motion for summary judgment finding that as a matter of law, the State had not deprived Coastal of any royalty they might have. Coastal appealed to the First District Court of Appeals, but the case was remanded to Circuit Court for trial. On August 6, 1996, final judgment was made in favor of the State; however, Coastal has appealed the judgment to the First District Court of Appeals.

B. Florida Department of Transportation v. 745 Property Investments, CSX Transportation, Inc. and Continental Equities

         Case No. 94-17739 CA 27, Dade County Circuit Court. This cases involves the Florida Department of Transportation (FDOT) and CSX Transportation, Inc. FDOT has filed an action against the adjoining property owners seeking a declaratory judgment from the Dade County Circuit Court that the Department is not the owner of the property that is subject to a claim by the U.S. Environmental Protection Agency (EPA). The case was dismissed and FDOT's appeal of the order of dismissal is pending in the Third District Court of Appeal.

         The EPA is seeking clean-up costs, pursuant to the Comprehensive Environmental Response Compensation and Liability Act, regarding property which the EPA alleges is owned by the FDOT (and formerly owned by CSX Transportation, Inc.). The EPA has agreed to await the outcome of the Department's declaratory action before proceeding further. If the Department is unsuccessful in its actions, the possible clean-up costs could exceed $25 million.

C.       Jenkins v. Florida Department of Health and Rehabilitative Services

         Case No. 79-102-CIV-J-16, United States District Court. This is a class action suit on behalf

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of clients of residential  placement for the  developmentally  disabled  seeking refunds for services where children were entitled to free education under the Education for Handicapped Act. The district court held that the State could not charge maintenance fees for children between the ages of 5 and 17 based on the Education for Handicapped Act. The State's potential cost of refunding these charges could exceed $42 million. However, there are no active negotiations going on with regard to this matter.

D. Nathan M. Hameroff, M.D., et. al. v. Agency for Health Care Administration, et. al.

         Case No. 95-5036, Leon County Circuit Court. The plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services. A trial has not been scheduled. Plaintiff filed a Notice of Pendency of Class Action on July 29, 1997.If the State is unsuccessful in its actions, the potential refund liability could amount to approximately $70 million.

E.       Walden v. Department of Corrections

          Case No. 95-40357-WS (USDC N.D. Fla.) This action is brought by one captain and one lieutenant in the Department of Corrections seeking declaratory judgment that they (and potentially 700 similarly situated others) are not exempt employees under the Fair Labor Standards Act (FLSA) and, therefore, are entitled to overtime compensation at a rate of not less than one and one-half times their regular rate of pay for overtime hours worked since April 1, 1992, forward and including liquidated damages. The U.S. District Court for the Northern District of Florida entered an order dismissing the case for lack of jurisdiction on June 24, 1996. Plaintiffs filed a lawsuit against the Department (Case No. 96-3955) in July 1996 at the State level (Circuit Court, Second Judicial Circuit), making the same allegations at that level which plaintiffs previously made before the U.S. District Court for the Northern District of Florida. On December 20, 1996, that Court determined that it has jurisdiction over the FLSA claim. Plaintiffs have filed a notice of hearing for October 28, 1997.


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                                   APPENDIX B

                    ADDITIONAL INFORMATION CONCERNING GEORGIA

   Because the Georgia Fund will ordinarily invest 80% or more of its net assets in Georgia obligations, it is more susceptible to factors affecting Georgia issuers than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state.

   Georgia's rating reflects the state's positive economic trends, conservative financial management, improved financial position, and low debt burden. The state's recovery from the recent economic recession has been steady; the rate of recovery is better than regional trends, albeit half the rate of earlier recoveries. While this recovery does not meet the explosive patterns set in past cycles, recent state data reveal that Georgia ranks among the top five states in the nation in employment and total population growth. Stronger economic trends and conservative revenue forecasting resulted in the continuation of improved financial results for the fiscal year ended June 30, 1994. The state's general fund closed fiscal 1994 with a total fund balance position of $480.6 million, of which $249.5 million was in the revenue shortfall reserve fund (3% of revenues), marking the second conservative year of build-up in that reserve. The mid-year adjustment reserve was fully funded at $89.1 million. The state's adopted budget for fiscal 1995 called for an increase in state spending to $9.8 billion, up 6.5% from the prior period. Estimating that economic growth will be in the 6%-8% range for the second straight year, the budget report forecasted general fund revenues to grow to $9.4 billion, an increase of $490.0 million, or 5.5% above actual fiscal 1994 levels. Sales and income taxes account for the majority of that increase, despite a $100 million cut in personal income taxes. Additional revenues provided by lottery proceeds ($240 million) and indigent-care trust fund monies support the remaining spending. Revenues for the first three months of the current year are running nearly 8.4% above fiscal 1994 levels. Most of the increase is attributable to the growth in personal and corporate income and sales taxes. As a result, the state anticipates that fiscal 1995 will once again produce positive financial results.

   Except for the major building projects necessary for the 1996 Summer Olympics, it appears unlikely that areas in and around metropolitan Atlanta will experience the building construction rates of the mid to late 1980's. It further appears that many of Georgia's other cities are poised to participate in the recovery that inevitably will take place.

   The classification of the Fund under the Investment Company Act of 1940 as a "non-diversified" investment company allows the Fund to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issues of Georgia obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of municipal obligations. Therefore, the Fund would be more susceptible than a diversified investment company to any single adverse economic or political occurrence or development affecting Georgia issuers. The Fund will also be subject to an increase risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Georgia tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Georgia income tax.



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                                   APPENDIX C

                ADDITIONAL INFORMATION CONCERNING NORTH CAROLINA

   Because the North Carolina Fund will ordinarily invest 80% or more of its net assets in North Carolina obligations, it is more susceptible to factors affecting North Carolina (or the "State") issuers than is a comparable municipal bond fund not concentrated in the obligations of issuers located in a single state.

   North Carolina has an economy dependent on manufacturing and agriculture; however, diversification into trade and service areas is occurring. Historically, textiles and furniture dominated industry lines, but increased activity in financial services, research, and high technology manufacturing is now apparent. Tobacco remains the primary agricultural commodity. Economic development continues, and long-term personal income trends indicate gains, although wealth levels remain below those of the nation. Employment growth accelerated over the past two years, and unemployment rates remain below those of the nation.

   North Carolina is characterized by moderate debt levels (albeit with growing capital needs), favorable economic performance, and financial strengths exhibited over the past several years. North Carolina is one of only several states expected to sustain favorable economic expansion throughout the 1990s, according to the U.S. Bureau of Economic Analysis indicators. Economic growth in the State is bolstered by a lower-than-average cost of living, income levels at about 90% of U.S. averages - though it is much higher in the metropolitan centers - and a highly respected public and private higher education system, including the University of North Carolina at Chapel Hill and Duke University in Durham.

   The North Carolina State Constitution requires that the total expenditures of the State for a fiscal period shall not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. In certain of the past several years, the State has had to restrict expenditures to comply with the State Constitution. The State has a long record of sound financial operations, and while the revenue system is narrow, the budget balancing law is strong and appropriate curbs are made when necessary.

   The state's finances, which enjoyed surpluses and adequate reserves throughout the 1980s, began reflecting economic downturn in fiscal 1990. Reserves were fully depleted during the recession, but through a combination of tax and spending actions and more recently, with the aid of economic recovery, have now been fully restored.

   Financial operations have been restored to their historically healthy position after a period of strain between fiscal years 1990 and 1992. Available unreserved balances and budget stabilization reserve totaled $440 million at the end of fiscal 1994 equivalent to 4.1% of annual expenditures. On a budgetary basis, fiscal 1994 ended with an $887.5 million balance; however, a portion of this balance has been appropriated for fiscal 1995 operations. Conservative revenue assumptions and sound budgeting practices should result in a similar balance at the end of 1995. The restoration of adequate reserve levels confirms the state's longstanding commitment to a sound financial position.

   Debt ratios are among the lowest in the country. State debt ratios will remain below national medians even after all of the $300 million of currently authorized debt is issued. Payout is rapid.

    North Carolina ranks among the top ten states in terms of economic growth, as measured by job

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and personal income growth.  Diversification into financial services,  research,
and  high  technology   manufacturing  is  reducing  historical   dependence  on
agriculture, textiles, and furniture manufacturing.

   As of December 31, 1994, general obligations of the State of North Carolina were rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

   North Carolina obligations also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent these obligations are exempt from North Carolina State personal income taxes. The Fund will not invest more than 5% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.



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                                   APPENDIX D

                ADDITIONAL INFORMATION CONCERNING SOUTH CAROLINA

   The State of South Carolina has an economy dominated from the early 1920s to the present by the textile industry, with over one of every three manufacturing workers directly or indirectly related to the textile industry. However, since 1950 the economic bases of the State have become more diversified, as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rates South Carolina general obligations bonds "Aaa" and S&P rates such bonds "AAA." There can be no assurance that the economic conditions on which those ratings are based will continue or that particular bond issues may not be adversely affected by changes in the economic or political conditions.

   The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board (the "State Board") may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.

   The State Constitution requires a General Reserve Fund ("General Fund") that equals three percent of General Fund revenue for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund ("Capital Fund") equal to two percent of General Fund revenue. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations, and after March 1st, the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvements or other nonrecurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-ended deficit must go back to the General Fund.

   The South Carolina Fund concentration in securities issued by the State or its subdivisions provides a greater level of risk than an investment company which is diversified across a larger geographic area. For example, the passage of the North American Free Trade Agreement could result in increased competition for the State's textile industry due to the availability of lessexpensive foreign labor.

   Presently, South Carolina subjects bonds issued by other states to its income tax. If this tax was declared unconstitutional, the value of bonds in the Fund could decline a small but measurable amount. Also, the Fund could become slightly less attractive to potential future investors.

   The Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, and oral statements from various State agencies. The Fund's investment adviser has not independently verified any of the information contained in the official statement, other publicly available documents, or oral statements from various State agencies.


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



                                   APPENDIX E

                   ADDITIONAL INFORMATION CONCERNING VIRGINIA

   The Virginia Fund invests in obligations of Virginia issuers, which results in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the State's financial status. This information is based on official statements relating to securities that have been offered by Virginia issuers and from other sources believed to be reliable, but should not be relied upon as a complete description of all relevant information.

   Virginia's credit strength is derived from a diversified economy, relatively low unemployment rates, strong financial management, and low debt burden. The
State's economy benefits significantly from its proximity to Washington D.C. Government is the State's third- largest employment sector, comprising 21% of total employment. Other important sectors of the economy include shipbuilding, tourism, construction, and agriculture.

   Virginia is a very conservative debt issuer and has maintained debt levels that are low in relation to its substantial resources. Conservative policies also dominate the State's financial operations, and the State administration continually demonstrates its ability and willingness to adjust financial planning and budgeting to preserve financial balance. For example, economic weakness in the State and the region caused personal income and sales and corporate tax collections to fall below projected forecasts and placed the State under budgetary strain. The State reacted by reducing its revenue expectations for the 1990-92 biennium and preserved financial balance through a series of transfers, appropriation reductions, and other budgetary revisions. Management's actions resulted in a modest budget surplus for fiscal 1992, and another modest surplus was reported for fiscal 1993, which ended June 30th. The 1994 Virginia budget experienced a significant surplus due to an improving economy, including job growth of 3.0%/year overall. Overall, Virginia has a stable credit outlook due mainly to its diverse economy and resource base, as well as a conservative approach to financial operations. Revenue growth for 1994 was 6%. Budgets for 1995 and 1996 call for revenue growth of 6.1% and 5.8%, respectively.

   The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its countries, and its municipalities.

   Virginia faces some economic uncertainties with respect to defense cutbacks. Although Virginia's unemployment rate of 4.9% (as of August, 1994) is well below the national rate of 5.9%, the State has been able to make some gains in the services, government, and construction sectors when manufacturing and trade were down slightly.

   The effects of the most recent base-closing legislation were muted because of consolidation from out-of-state bases to Virginia installations. While military operations at the Pentagon are unlikely to be threatened, another round of base closings scheduled for 1995 may jeopardize a number of Virginia installations.


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                                                        E-1

                                   APPENDIX F

                   ADDITIONAL INFORMATION CONCERNING MARYLAND



   The following information constitutes only a brief summary, does not purport to be a complete description of risk factors, and is principally drawn from official statements relating to securities offerings of the State of Maryland that were available as of the date of this Statement of Additional Information.

   According to 1990 Census reports, Maryland's population in that year was 4,797,676, reflecting an increase of 13.8% from the 1980 Census. Maryland's population in 1996 was 5,071,600. Maryland's population is concentrated in urban areas: the eight counties and Baltimore City located in the Baltimore-Washington Corridor contain 37.4% of the State's land area and 86.9% of its population. The estimated 1990 population for the Baltimore Standard Metropolitan Statistical Area was 2,382,172 and for the Maryland portion of the Washington Standard Metropolitan Statistical Area, 1,789,029. Overall, Maryland's population per square mile in 1990 was 487.7.

   Personal income in Maryland grew at annual rates between 8.1% and 9.2% in each of the years 1986 through 1988, but fell from a rate of 8.7% in 1989 to 3.0% in 1991. Commencing in 1992, however, personal income growth rebounded, increasing at annual rates of between 4.0% and 5.2% in each of the years 1992 through 1996. Similarly, per capita personal income, which had grown at rates no lower than 6.4% for the period from 1972 to 1989, grew at a rate of 4.8% in 1990 and only 1.8% in 1991. Subsequently, per capita personal income has grown at annual rates of between 3.0% and 4.3% in each of the years 1992 through 1996. Unemployment in Maryland peaked in 1982 at 8.4%, then decreased steadily to a low of 3.7% in 1989. In 1990, unemployment increased to 4.7%, and increased further to 6.0% in 1991, 6.7% in 1992 and 6.2% in 1993, before dropping to 5.1% in 1994 and 1995, and 4.9% in 1996. In April, 1997, the Maryland unemployment rate was 4.4%.

   Retail sales in Maryland dropped by 2.2% in 1991, but rebounded slightly and grew by 0.2% in 1992, 6.1% in 1993, 9.6% in 1994, 2.9% in 1995 and 1.5% in 1996,
versus nationwide growth of 0.6%, 4.8%, 6.5%, 7.4%, 4.6% and 4.9% in such years, respectively.

   Services (including mining), wholesale and retail trade, government and manufacturing (primarily printing and publishing, food and kindred products, instruments and related products, industrial machinery, electronic equipment and chemical and allied products) are the leading areas of employment in the State of Maryland. In contrast to the nation as a whole, more people in Maryland are employed in government than in manufacturing (19.1% versus 7.9% in 1996). Between 1976 and 1996, manufacturing wages decreased by 25.2%, while non-manufacturing wages increased by 60.5%

   The State's total expenditures for the fiscal years ending June 30, 1993, 1994, 1995 and 1996 were $11.8 billion, $12.4 billion, $13.5 billion and $14.2 billion, respectively. The State's General Fund, representing approximately 55% to 60% of each year's total budget, had a surplus on a budgetary basis of $55,000 in fiscal year 1991 and a deficit of $56.4 million in fiscal year 1992. These results were due primarily to revenue collections which fell short of projections, and increases in expenditures for public assistance. The Governor of Maryland reduced fiscal year 1993 appropriations by approximately $56 million to offset the fiscal year 1992 deficit. On a budgetary

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



basis, the State's General Fund surplus rose to $10.5 million in fiscal year 1993, $60 million in 1994 and $26.5 million in 1995 (after budgeting $106 million for 1996 expenses) and $13.1 million in 1996 (of which $3.1 million was designated for fiscal 1997 operations). The State Constitution mandates a balanced budget. Balances in the Revenue Stabilization Account of the State Reserve Fund have also risen from $300,000 in 1992 to $50.9 million in 1993, $161.8 million in 1994, $286.1 million in 1995 and $461.2 million in 1996
(reflecting a net transfer to the General Fund of $56.4 million).


   In April 1996, the General Assembly approved a $14.6 billion 1997 fiscal year budget. The budget as enacted includes funds sufficient to meet all fiscal year 1996 deficiencies and to meet all specific statutory funding requirements; the budget incorporates $29 million in savings from revisions to the State personnel system and reform to the welfare and Medicare programs. When this budget was enacted, the State estimated that the General Fund surplus on a budgetary basis at June 30, 1996 would be approximately $22.5 million, in addition to which the State projected that there would be $490.4 million in the Revenue Stabilization Account of the State Reserve Fund. The State currently projects a General Fund balance on a budgetary basis of $144.5 million.

   In April 1997, the General Assembly approved a $15.4 billion 1998 fiscal year budget. This budget (i) includes funds sufficient to meet all specific statutory funding requirements; (ii) incorporates the first year of a five-year phase-in of a 10% reduction in personal income taxes (estimated to reduce revenues by $38.5 million in fiscal year 1998 and $450 million when fully phased in) and certain reductions in sales taxes on certain manufacturing equipment (estimated to reduce revenues by $38.6 million when the reductions are fully phased in, in fiscal year 2001); and (iii) includes the first year's $30 million funding under an agreement to provide additional funds totaling $230 million over a five-year period to schools in the City of Baltimore and related grants to other subdivisions totaling $32 million. When this budget was enacted, the State estimated the General Fund surplus on a budgetary basis would be $28.2 million, in addition to which the State projected that there would be a balance of $554 million in the Revenue Stabilization Account of the State Reserve Fund.

   The State of Maryland and its various political subdivisions issue a number of different kinds of municipal obligations, including general obligation bonds supported by tax collections, revenue bonds payable from certain identified tax levies or revenue streams, conduit revenue bonds payable from the repayment of certain loans to authorized entities such as hospitals and universities, and certificates of participation in tax-exempt municipal leases.

   The State of Maryland issues general obligation bonds, which are payable from ad valorem property taxes. The State Constitution prohibits the contracting of State debt unless the debt is authorized by law levying an annual tax or taxes sufficient to pay the debt service within 15 years and prohibiting the repeal of the tax or taxes or their use for another purpose until the debt has been paid. The State also enters into lease-purchase agreements, in which participation interests are often sold publicly as individual securities.

   As of March 1997, the State's general obligation bonds were rated "Aaa" by Moody's, "AAA" by S&P, and "AAA" by Fitch Investors Service, Inc. ("Fitch").

   The Maryland Department of Transportation issues Consolidated Transportation Bonds, which are payable out of specific excise taxes, motor vehicle taxes, and corporate income taxes, and from the general revenues of the Department. Issued to finance highway, port, transit, rail or aviation facilities, these bonds are rated "Aa" by Moody's, "AA" by S&P, and "AA" by Fitch. The Maryland

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Transportation Authority, a unit of the Department, issues its own revenue bonds for transportation facilities, which are payable from certain highway, bridge and tunnel tolls. These bonds are rated "A+" by S&P.

   Other State agencies which issue municipal obligations include the Maryland Stadium Authority, which has issued bonds payable from sports facility and other lease revenues and certain lottery revenues and convention center lease revenue bonds; the Maryland Water Quality Financing Administration, which issues bonds to provide loans to local governments for wastewater control projects; the Community Development Administration of the Department of Housing and Community Development, which issues mortgage revenue bonds for housing; the Maryland Environmental Service, which issues bonds secured by the revenues from its various water supply, wastewater treatment and waste management projects; and the various public institutions of higher education in Maryland (which include the University of Maryland System, Morgan State University and State University, and St. Mary's College of Maryland) which issue their own revenue bonds. None of these bonds constitute debts or pledges of the full faith and credit of the State of Maryland. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State.

   In addition, the Maryland Health and Higher Educational Facilities Authority and the Maryland Industrial Development Financing Authority issue conduit revenue bonds, the proceeds of which are lent to borrowers eligible under relevant state and federal law. The Northeast Maryland Waste Disposal Authority, the Maryland Economic Development Corporation and the Maryland Energy Financing Administration also issue conduit revenue bonds. These bonds of these issuers are payable solely from the loan payments made by borrowers and other financing participants, and their credit quality varies with the financial strengths of these entities.

   Maryland has 24 geographical subdivisions, composed of 23 counties plus the independent City of Baltimore, which functions much like a county. Some of the counties and the City of Baltimore operate pursuant to the provisions of codes of their own adoption, while others operate pursuant to State-approved charters and State statutes.

   Maryland counties and municipalities and the City of Baltimore receive most of their revenues from ad valorem taxes on real and personal property, individual income taxes, transfer taxes, miscellaneous taxes and aid from the State. Their expenditures include public safety, public works, health, public welfare, court and correctional services, education, and general governmental costs.

   The economic factors affecting the State, as discussed above, also have affected the counties, municipalities and the City of Baltimore. In addition, reductions in State aid caused by State budget deficits have caused the local governments to trim expenditures and, in some cases, raise taxes.

   According to recent available ratings, general obligation bonds of Montgomery County (abutting Washington, D.C.) are rated "Aaa" by Moody's and "AAA" by S&P. Prince George's County, also in the Washington, D.C. suburbs, issues general obligation bonds rated "Aa" by Moody's and "AA-" by S&P, while Baltimore County, a separate political subdivision surrounding the City of Baltimore, issues general obligation bonds rated "Aaa" by Moody's and "AAA" by S&P and Anne
Arundel County issues general obligation bonds which are rated "AA+" by both Fitch and S&P and "Aa1" by Moody's. The City of Baltimore's general obligation bonds are rated "A1" by Moody's and "A" by S&P. The other counties in Maryland all have general obligation bond ratings of "A" or better, except for Allegheny County and Garrett County, the bonds of which are rated "Baa2" and "Baa3", respectively, by Moody's. The Washington Suburban Sanitary District, a bi-county agency

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                                                        F-3
providing water and sewerage services in Montgomery and Prince George's counties, issues general obligation bonds rated "Aa1" by Moody's and "AA" by S&P. Additionally, some of the large municipal corporations in Maryland (such as the cities of Rockville, Annapolis and Frederick) have issued general obligation bonds. There can be no assurance that these ratings will continue.

   Many of Maryland's counties and the City of Baltimore have established subsidiary agencies with bond issuing powers, such as housing authorities, parking revenue authorities, and industrial development authorities. In addition, all Maryland municipalities have the authority under State law to issue conduit revenue bonds. These entities are subject to various economic risks and uncertainties and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full the faith and credit of the State.



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



                                   APPENDIX G

                          S&P AND MOODY'S BOND RATINGS


S&P Corporate and Municipal Bond Ratings

A.       Municipal Notes

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

         a. Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note), and

         b. Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note ratings are as follows:

         1. SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         2. SP-2 - Satisfactory capacity to pay principal and interest.

         3. SP-3 - Speculative capacity to pay principal and interest.

B.       Tax Exempt Demand Bonds

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+" ).

C.       Corporate and Municipal Bond Ratings

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.


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                                                        G-1

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

C.       Bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D.       Moody's Corporate and Municipal Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry

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                                                        G-2
the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in defauolt or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Con. (---) - Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation

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                                                        G-3
experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.

                             MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.
The top  category  is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1) leading market positions in well-established industries;


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                                                        G-4

         2) high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.



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                                                        G-5

                                   APPENDIX H

                               FITCH BOND RATINGS


Investment Grade Bond Ratings

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

         NR: Indicates that Fitch does not rate the specific issue.

         Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

         Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

         Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

         FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raise or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

         Rating Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


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                                                        H-1

Speculative Grade Bond Ratings

         BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B: Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C: Bonds are in imminent default in payment of interest or principal.

         DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories. Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2:  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

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                                                        H-2

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D: Default. Issues assigned this rating are in actual or imminent payment default.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.



22987
                                                        H-3

                          EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The response to this item is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of The Virtus Funds relating to The Maryland Municipal Bond Fund.

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

    EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  four-month period ended
                                                  August 31, 1995; for each of
                                                  the years in the two-year
                                                  period ended April 30, 1995;
                                                  and for the period from
                                                  June 17, 1992 (Commencement of
                                                  Operations) to April 30, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997 and for the
                                                  period from July 10, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1995

     Class Y Financial Highlights                 For the year ended
                                                  August 31, 1997 and for the
                                                  period from September 20, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1996

     EVERGREEN FLORIDA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  four-month period ended
                                                  August 31, 1995; for each of
                                                  the years in the six-year
                                                  period ended April 30, 1995;
                                                  and for the period from
                                                  May 11, 1988 (Commencement of
                                                  Operations) to April 30, 1989

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997 and for the
                                                  period from June 30, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1995

     Class Y Financial Highlights                 For each of the the years in
                                                  the two-year period ended
                                                  August 31, 1997 and for the
                                                  period from June 30, 1995
                                                  (Commencement of Operations)
                                                  to August 31, 1995

     EVERGREEN GEORGIA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement of
                                                  Operations) to
                                                  December 31, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement of
                                                  Operations) to
                                                  December 31, 1993

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  January 11, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  January 11, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from January 3, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from January 3, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     EVERGREEN VIRGINIA MUNICIPAL BOND FUND

     Class A Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class B Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; for the year
                                                  ended December 31, 1994;
                                                  and for the period from
                                                  July 2, 1993 (Commencement
                                                  of Operations) to
                                                  December 31, 1993

     Class Y Financial Highlights                 For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997; for the
                                                  eight-month period ended
                                                  August 31, 1995; and for the
                                                  period from February 28, 1994
                                                  (Commencement of Operations)
                                                  to December 31, 1994

     The financial statements listed below are included in Part B of this Amendment to the Registration Statement:

     Schedule of Investments                      August 31, 1997

     Statement of Assets and Liabilities          August 31, 1997

     Statement of Operations                      Year ended August 31, 1997

     Statement of Changes in Net Assets           For each of the years in the
                                                  two-year period ended
                                                  August 31, 1997

     Notes to Financial Statements

     Independent Auditors' Report                 October 10, 1997
     (for each Fund other than Evergreen
     Florida High Income Municipal Bond
     Fund)

     Independent Auditors' Report                 October 14, 1997
     (for Evegreen Florida High Income
     Municipal Bond Fund only)


     The information required by this item for Evergreen Californa Tax Free Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New York Tax Free Fund, Evergreen Pennsylvania Tax Free Fund, Evergreen High Grade Tax Free Fund, and Evergreen Short-Intermediate Municipal Fund contained in Post-Effective Registration Statement No. 333-36033/811-08367 filed on December 18, 1997 is incorporated by reference herein.

Item 24(b).    Exhibits

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 1
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and First             Registrant's Post-Effective Amendemnt No. 1
          Union National Bank                                    Filed on December 12, 1997

5(b)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendemnt No. 1
          Asset Management Corp.                                 Filed on December 12, 1997

5(c)      Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Keystone          Registrant's Post-Effective Amendemnt No. 1
          Investment Management Company                          Filed on December 12, 1997

6(a)      Form of Class A and Class C Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Pre-Effective Amendemnt No. 2
          Distributor, Inc.                                      Filed on November 10, 1997

6(b)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Investment        Registrant's Pre-Effective Amendemnt No. 2
          Services, Inc. (B-1)                                   Filed on November 10, 1997

6(c)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc. (B-2)                                             Filed on November 10, 1997

6(d)      Form of Class B Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc. (Evergreen/KCF)                                   Filed on November 10, 1997

6(e)      Form of Class Y Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Registrant's Pre-Effective Amendemnt No. 2
          Inc.                                                   Filed on November 10, 1997

6(f)      Form of Principal Underwriting Agreement between       Incorporated by reference to
          the Registrant and Kokusai Securities Company          Registrant's Pre-Effective Amendemnt No. 2
          Limited                                                Filed on November 10, 1997

6(g)      Form of Dealer Agreement used by Evergreen             Incorporated by reference to
          Distributor, Inc.                                      Registrant's Pre-Effective Amendment No. 2
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

8         Form of Custodian Agreement between the Registrant     Incoporated by reference to
          and State Street Bank and Trust Company                Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

9(a)      Form of Administration Agreement between Evergreen     Incoporated by reference to
          Investment Services, Inc. and the Registrant           Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

9(b)      Form of Transfer Agent Agreement between the           Incoporated by reference to
          Registrant and Evergreen Service Company               Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

11(a)     Consent of Price Waterhouse LLP

11(b)     Consent of KPMG Peat Marwick LLP

11(c)     Consent of Deloitte and Touche LLP

12        Not applicable

13        Not applicable

15(a)     Form of 12b-1 Distribution Plan for Class A            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(b)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-1)                                              Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(c)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KAF B-2)                                              Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(d)     Form of 12b-1 Distribution Plan for Class B            Incoporated by reference to
          (KCF/Evergreen)                                        Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

15(e)     Form of 12b-1 Distribution Plan for Class C            Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

18        Multiple Class Plan                                    Incoporated by reference to
                                                                 Registrant's Pre-Effective Amendemnt No. 2
                                                                 Filed on November 10, 1997

19        Powers of Attorney                                     Incoporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on September 19, 1997

Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of November 30, 1997)

     Evergreen Connecticut Municipal Bond Fund
     Class A   0
     Class B   0
     Class C   0
     Class Y   2

Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of Registrant's Investment Advisors are contained in their Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

    The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen Keystone "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 6th day of February, 1998.

                                         EVERGREEN MUNICIPAL TRUST


                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of February, 1998.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Martin J. Wolin
-------------------------------
Martin J. Wolin
Attorney-in-Fact


     *Martin J. Wolin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and State of Pennsylvania, on the 6th day of February, 1998.

                                         THE VIRTUS FUNDS

                                         By: /s/ C. Grant Anderson
                                             -----------------------------
                                             Name: C. Grant Anderson
                                             Title: Asst. Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 6th day of February, 1998.

/s/ John P. Donahue                     /s/ Edward C. Gonzalez            /s/ Thomas G. Bigley
-------------------------               -----------------------------     --------------------------------
John P. Donahue*                        Edward C. Gonzalez*               Thomas G. Bigley*
Chairman and Trustee                    President and Treasurer           Trustee
(Chief Executive Officer)               (Principal Financial and
                                        Accounting Officer)

/s/ John T. Conroy, Jr.                 /s/ William D. Copeland           /s/ James E. Dowd
----------------------------            ----------------------------      --------------------------------
John T. Conroy, Jr.*                    William D. Copeland*              James E. Dowd*
Trustee                                 Trustee                           Trustee

/s/ Lawrence D. Eillis, M.D.            /s/ Edward L. Flaherty, Jr.        /s/ Peter E. Madden
-------------------------------         -----------------------------      --------------------------------
Lawrence D. Eillis, M.D.*               Edward L. Flaherty, Jr.*           Peter E. Madden*
Trustee                                 Trustee                            Trustee

/s/ Gregor F. Moyer                     /s/ John E. Murray, Jr.            /s/ Wesley W. Posvar
------------------------------          -------------------------------    -------------------------------
Gregor F. Moyer*                        John E. Murray, Jr.*               Wesley W. Posvar*
Trustee                                 Trustee                            Trustee

/s/ Marjorie P. Smute
------------------------------
Marjorie P. Smute*
Trustee



*By: /s/ C. Grant Anderson
-------------------------------
C. Grant Anderson
Attorney-in-Fact


     *C. Grant Anderson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
11(a)                    Consent of Price Waterhouse LLP
11(b)                    Consent of KPMG Peat Marwick LLP
11(c)                    Consent of Deloitte and Touche LLP